UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Michael W. Stockton

The Income Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Income Fund of America®
Investment portfolio
April 30, 2018
unaudited
Common stocks 65.51% Financials 9.23%	Shares	Value (000)
CME Group Inc., Class A	10,140,400	$1,598,938
Wells Fargo & Co.	27,158,053	1,411,132
JPMorgan Chase & Co.	12,428,539	1,351,976
HSBC Holdings PLC (GBP denominated)[1]	73,033,069	727,896
BNP Paribas SA1	8,842,000	681,486
Société Générale[1]	11,728,000	642,402
AXA SA1	16,970,351	485,113
ABN AMRO Group NV, depository receipts[1]	14,876,000	461,296
B3 SA - Brasil, Bolsa, Balcao	63,238,000	456,703
T. Rowe Price Group, Inc.	3,650,000	415,443
Banco Santander, SA1	58,000,000	373,966
Apollo Global Management, LLC, Class A	9,074,700	261,714
Danske Bank AS1	6,955,000	242,309
Umpqua Holdings Corp.	9,625,000	226,765
PacWest Bancorp	3,669,000	188,000
Toronto-Dominion Bank (CAD denominated)	2,089,000	117,324
Redwood Trust, Inc. REIT[2]	5,444,717	83,522
Svenska Handelsbanken AB, Class A1	5,716,021	63,816
BlackRock, Inc.	100,000	52,150
The Bank of N.T. Butterfield & Son Ltd.	800,000	37,960
Aozora Bank, Ltd.[1]	780,600	31,571
Indiabulls Housing Finance Ltd.[1]	1,595,000	31,001
		9,942,483
Industrials 7.25%
Lockheed Martin Corp.	4,998,400	1,603,687
BAE Systems PLC[1]	140,126,776	1,175,917
Boeing Co.	1,924,000	641,769
Emerson Electric Co.	8,800,000	584,408
Caterpillar Inc.	3,784,800	546,374
Edenred SA1,2	12,231,900	419,925
General Electric Co.	25,891,734	364,297
Hubbell Inc.[2]	3,430,000	356,240
International Consolidated Airlines Group, SA (CDI)[1]	39,970,000	344,926
PACCAR Inc.	5,290,500	336,846
Siemens AG1	1,973,000	250,985
Waste Management, Inc.	2,837,968	230,698
Norfolk Southern Corp.	1,600,000	229,552
Cummins Inc.	1,200,000	191,832
ACS, Actividades de Construcción y Servicios SA1	3,790,187	159,342
Sandvik AB1	7,408,000	126,028
KONE OYJ, Class B1	2,340,000	116,201
Douglas Dynamics, Inc.[2]	1,300,000	54,275
R.R. Donnelley & Sons Co.[2]	4,319,407	36,499
Flughafen Zürich AG1	102,393	21,366
CEVA Group PLC[1,2,3,4]	35,229	14,972
The Income Fund of America — Page 1 of 43

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
LSC Communications, Inc.	562,826	$9,838
Ply Gem Parent, LLC, Class B1,3,5	838	84
		7,816,061
Information technology 6.56%
Microsoft Corp.	27,984,154	2,617,078
Intel Corp.	41,503,100	2,142,390
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	132,903,000	1,007,468
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,996,470	76,764
QUALCOMM Inc.	6,500,200	331,575
Texas Instruments Inc.	2,900,000	294,147
Paychex, Inc.	4,102,000	248,458
International Business Machines Corp.	1,000,000	144,960
Vanguard International Semiconductor Corp.[1]	50,830,886	102,990
Corporate Risk Holdings I, Inc.[1,2,3,4,5]	2,205,215	59,475
Corporate Risk Holdings Corp.[1,2,3,4,5]	11,149	—[6]
Analog Devices, Inc.	271,070	23,678
Versum Materials, Inc.	661,943	23,287
		7,072,270
Energy 6.54%
Royal Dutch Shell PLC, Class B (ADR)	11,698,000	847,169
Royal Dutch Shell PLC, Class B1	21,474,147	767,097
Royal Dutch Shell PLC, Class A (ADR)	79,239	5,539
Royal Dutch Shell PLC, Class A1	28,526	991
Chevron Corp.	12,041,000	1,506,450
Occidental Petroleum Corp.	12,526,000	967,759
BP PLC[1]	104,119,900	769,276
Enbridge Inc.	21,589,090	653,502
Enbridge Inc. (CAD denominated)	1,580,783	47,881
ConocoPhillips	7,150,000	468,325
Helmerich & Payne, Inc.	4,500,000	312,975
Schlumberger Ltd.	3,985,500	273,246
Baker Hughes, a GE Co., Class A	4,500,000	162,495
Keyera Corp.	5,190,000	139,739
Pembina Pipeline Corp.	1,299,182	41,375
Phillips 66	240,000	26,714
Ascent Resources - Utica, LLC, Class A1,2,3,4,5	110,214,618	25,349
Southwestern Energy Co.[3]	4,817,331	19,751
Peyto Exploration & Development Corp.	1,235,000	11,677
White Star Petroleum Corp., Class A1,2,3,4,5	6,511,401	5,535
		7,052,845
Consumer staples 6.29%
Coca-Cola Co.	32,618,000	1,409,424
Altria Group, Inc.	24,810,000	1,392,089
British American Tobacco PLC[1]	11,447,000	629,039
British American Tobacco PLC (ADR)	4,582,287	250,284
Procter & Gamble Co.	8,200,000	593,188
Philip Morris International Inc.	6,754,523	553,871
Kellogg Co.	7,719,000	454,649
Unilever PLC[1]	6,500,000	364,250
Nestlé SA1	4,237,617	327,606
Hershey Co.	3,000,000	275,820
Costco Wholesale Corp.	1,000,000	197,160
The Income Fund of America — Page 2 of 43

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
General Mills, Inc.	4,400,000	$192,456
Kraft Heinz Co.	2,468,000	139,146
		6,778,982
Health care 5.51%
Merck & Co., Inc.	31,875,159	1,876,491
AstraZeneca PLC[1]	16,444,107	1,152,897
GlaxoSmithKline PLC[1]	51,391,000	1,031,256
Pfizer Inc.	17,530,000	641,773
Bristol-Myers Squibb Co.	7,520,500	392,044
Gilead Sciences, Inc.	4,250,000	306,978
AbbVie Inc.	2,485,000	239,927
Novartis AG1	2,316,000	178,138
Sanofi[1]	1,460,000	115,241
Rotech Healthcare Inc.[1,2,3,4,5]	543,172	1,086
		5,935,831
Materials 5.50%
DowDuPont Inc.	25,585,269	1,618,012
WestRock Co.[2]	14,266,832	844,026
LyondellBasell Industries NV	7,135,000	754,384
BASF SE1	5,150,000	535,041
Rio Tinto PLC[1]	9,799,000	530,957
BHP Billiton PLC[1]	22,000,000	466,346
Boral Ltd.[1,2]	76,201,575	391,867
Air Products and Chemicals, Inc.	2,011,486	326,444
CF Industries Holdings, Inc.	8,232,700	319,429
Vale SA, ordinary nominative	5,418,360	75,277
Vale SA, ordinary nominative (ADR)	4,952,964	68,549
		5,930,332
Consumer discretionary 5.32%
McDonald’s Corp.	8,329,600	1,394,708
Las Vegas Sands Corp.	11,197,845	821,138
Target Corp.	9,450,000	686,070
General Motors Co.	18,016,712	661,934
Sands China Ltd.[1]	80,173,800	462,638
Home Depot, Inc.	1,724,500	318,688
ProSiebenSat.1 Media SE1	8,551,000	310,635
Nokian Renkaat Oyj[1,2]	7,225,161	288,998
Hasbro, Inc.	2,782,000	245,066
Carnival Corp., units	3,400,000	214,404
Axel Springer SE1	2,499,642	204,433
Compass Group PLC[1]	5,993,692	128,560
Adelphia Recovery Trust, Series ACC-1[1,3,5]	9,913,675	5
		5,737,277
Real estate 4.32%
Crown Castle International Corp. REIT	9,259,000	933,955
Digital Realty Trust, Inc. REIT	7,975,000	842,878
Public Storage REIT	3,929,500	792,894
Iron Mountain Inc. REIT	13,730,400	466,010
Simon Property Group, Inc. REIT	2,807,000	438,846
Prologis, Inc. REIT	5,105,000	331,366
Gaming and Leisure Properties, Inc. REIT	6,425,000	220,185
The Income Fund of America — Page 3 of 43

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
Link Real Estate Investment Trust REIT[1]	19,651,812	$173,628
Lamar Advertising Co. REIT, Class A	2,353,322	149,930
American Tower Corp. REIT	1,007,173	137,338
OUTFRONT Media Inc. REIT	6,624,294	124,206
Fibra Uno Administración, SA de CV REIT	27,239,800	45,108
		4,656,344
Telecommunication services 2.42%
Verizon Communications Inc.	33,306,866	1,643,694
Advanced Info Service PCL, foreign registered[1]	45,914,300	301,548
AT&T Inc.	6,170,000	201,759
Spark New Zealand Ltd.[1]	64,222,245	155,834
Vodafone Group PLC[1]	16,875,000	49,100
Vodafone Group PLC (ADR)	1,333,500	39,218
TalkTalk Telecom Group PLC[1]	45,499,473	80,186
HKBN Ltd.[1]	41,972,000	58,763
BT Group PLC[1]	15,248,000	52,206
Mobile TeleSystems PJSC (ADR)	2,043,000	21,452
		2,603,760
Utilities 2.15%
DTE Energy Co.	6,130,343	646,138
Dominion Energy, Inc.	6,050,000	402,688
Power Assets Holdings Ltd.[1]	47,781,000	354,762
Duke Energy Corp.	3,999,999	320,640
Brookfield Infrastructure Partners LP	4,545,000	185,736
EDP - Energias de Portugal, SA1	45,396,105	168,489
Enel SPA[1]	19,244,600	121,894
Guangdong Investment Ltd.[1]	71,500,000	110,482
Vistra Energy Corp.[3]	110,235	2,519
		2,313,348
Miscellaneous 4.42%
Other common stocks in initial period of acquisition		4,759,236
Total common stocks (cost: $53,497,281,000)		70,598,769
Preferred securities 0.26% Financials 0.26%
Citigroup Inc. 8.1369% preferred	2,368,637	63,456
Citigroup Inc., Series K, depositary shares	2,145,767	59,051
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	54,260
HSBC Holdings PLC, Series 2, 8.00%	1,505,000	39,566
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,263,198	32,591
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	30,840
Total preferred securities (cost: $264,291,000)		279,764
Rights & warrants 0.00% Utilities 0.00%
Vistra Energy Corp., rights[3,7,8]	485,782	328
The Income Fund of America — Page 4 of 43

unaudited
Rights & warrants Industrials 0.00%	Shares	Value (000)
Associated Materials, LLC, warrants, expire 2023[1,3,5]	328,867	$—[6]
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		1,603
Total rights & warrants (cost: $1,011,000)		1,931
Convertible stocks 0.25% Utilities 0.13%
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,740,948	79,979
DTE Energy Co., units, 6.50% convertible preferred 2019	1,055,000	55,377
		135,356
Industrials 0.04%
Associated Materials, LLC, 14.00% convertible preferred 2020[1,5]	23,150	28,124
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.353% convertible preferred[1,2,4]	29,937	18,711
CEVA Group PLC, Series A-2, (3-month USD-LIBOR + 2.00%) 4.353% convertible preferred[1,2,4]	3,751	1,594
		48,429
Real estate 0.04%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	44,500	43,644
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	35,013
Telecommunication services 0.01%
Frontier Communications Corp., Series A, 11.125% convertible preferred 2018	777,448	10,286
Total convertible stocks (cost: $328,034,000)		272,728
Convertible bonds 0.84% Financials 0.38%	Principal amount (000)
Goldman Sachs, Equity Linked Notes (Praxair Inc.), 5.50% 2018	$ 1,468	210,733
Goldman Sachs, Equity Linked Notes (Sysco Corp.), 4.75% 2019	3,219	197,580
		408,313
Consumer discretionary 0.00%
DISH DBS Corp., convertible notes, 3.375% 2026	3,750	3,412
Miscellaneous 0.46%
Other convertible bonds in initial period of acquisition		493,531
Total convertible bonds (cost: $834,762,000)		905,256
The Income Fund of America — Page 5 of 43

unaudited
Bonds, notes & other debt instruments 27.06% U.S. Treasury bonds & notes 11.96% U.S. Treasury 11.63%	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2018	$300,000	$299,799
U.S. Treasury 0.875% 2019[9]	36,000	35,266
U.S. Treasury 1.25% 2019	410,000	403,940
U.S. Treasury 1.25% 2019	105,000	103,711
U.S. Treasury 1.375% 2019	300,000	297,885
U.S. Treasury 1.50% 2019	70,000	69,061
U.S. Treasury 1.75% 2019	860,000	850,961
U.S. Treasury 1.75% 2019	56,000	55,494
U.S. Treasury 1.875% 2019	1,569,000	1,554,675
U.S. Treasury 3.625% 2019	35,000	35,554
U.S. Treasury 1.25% 2020	180,000	176,319
U.S. Treasury 1.375% 2020	170,000	165,259
U.S. Treasury 1.375% 2020	55,000	53,402
U.S. Treasury 1.375% 2020	43,000	42,116
U.S. Treasury 1.50% 2020	500,000	488,915
U.S. Treasury 1.50% 2020	22,000	21,549
U.S. Treasury 1.625% 2020	20,000	19,690
U.S. Treasury 1.75% 2020	77,957	76,373
U.S. Treasury 1.875% 2020	666,596	654,610
U.S. Treasury 2.00% 2020	154,000	152,825
U.S. Treasury 2.25% 2020	988,450	984,625
U.S. Treasury 2.25% 2020	104,400	103,957
U.S. Treasury 1.375% 2021	129,000	124,779
U.S. Treasury 2.00% 2021	1,195,000	1,176,262
U.S. Treasury 2.00% 2021	16,000	15,648
U.S. Treasury 2.125% 2021	355,124	350,525
U.S. Treasury 2.125% 2021	100,000	98,236
U.S. Treasury 2.25% 2021	1,071,000	1,060,643
U.S. Treasury 2.375% 2021	314,876	312,763
U.S. Treasury 2.375% 2021	38,000	37,736
U.S. Treasury 1.625% 2022	1,000	954
U.S. Treasury 1.875% 2022	27,000	26,058
U.S. Treasury 2.00% 2022	95,000	91,894
U.S. Treasury 2.125% 2022	128,000	124,375
U.S. Treasury 2.375% 2023	61,000	59,906
U.S. Treasury 2.50% 2023	193,777	191,227
U.S. Treasury 2.75% 2023	185,661	185,342
U.S. Treasury 6.25% 2023	14,000	16,370
U.S. Treasury 2.00% 2024	146,701	139,658
U.S. Treasury 2.25% 2024	58,000	55,807
U.S. Treasury 2.00% 2025	184,000	172,923
U.S. Treasury 2.50% 2025	19,000	18,545
U.S. Treasury 2.625% 2025	222,819	219,015
U.S. Treasury 2.75% 2025	215,412	213,509
U.S. Treasury 2.875% 2025	3,580	3,575
U.S. Treasury 1.625% 2026	30,000	27,277
U.S. Treasury 2.25% 2027	250,278	235,782
U.S. Treasury 2.25% 2027	78,000	73,804
U.S. Treasury 2.375% 2027	21,420	20,457
U.S. Treasury 2.75% 2028	220,697	217,007
U.S. Treasury 5.50% 2028	37,375	45,806
U.S. Treasury 4.50% 2036	37,685	45,510
U.S. Treasury 4.50% 2038	1,605	1,962
U.S. Treasury 3.125% 2043	16,838	16,919
The Income Fund of America — Page 6 of 43

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2045	$77,075	$73,699
U.S. Treasury 3.00% 2045	15,053	14,742
U.S. Treasury 2.25% 2046	120	101
U.S. Treasury 2.875% 2046	105,775	100,933
U.S. Treasury 2.75% 2047	121,656	113,085
U.S. Treasury 2.75% 2047	9,126	8,481
U.S. Treasury 3.00% 2047	89,189	87,202
U.S. Treasury 3.00% 2047	617	604
U.S. Treasury 3.00% 2048	107,150	104,757
		12,529,864
U.S. Treasury inflation-protected securities 0.33%
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	64,018	63,868
U.S. Treasury Inflation-Protected Security 0.375% 2027[10]	85,025	82,310
U.S. Treasury Inflation-Protected Security 0.375% 2027[10]	12,213	11,832
U.S. Treasury Inflation-Protected Security 1.375% 2044[10]	29,722	32,892
U.S. Treasury Inflation-Protected Security 1.00% 2046[10]	61,917	63,093
U.S. Treasury Inflation-Protected Security 0.875% 2047[10]	49,013	48,428
U.S. Treasury Inflation-Protected Security 1.00% 2048[10]	65,131	53,535
		355,958
Total U.S. Treasury bonds & notes		12,885,822
Corporate bonds & notes 11.57% Financials 2.09%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,405
ACE INA Holdings Inc. 2.875% 2022	9,345	9,167
ACE INA Holdings Inc. 3.35% 2026	2,440	2,374
ACE INA Holdings Inc. 4.35% 2045	510	529
Ally Financial Inc. 4.25% 2021	1,000	1,008
Ally Financial Inc. 5.125% 2024	27,700	28,462
Ally Financial Inc. 8.00% 2031	5,000	6,101
Ally Financial Inc. 8.00% 2031	4,164	5,070
American Express Co. 2.20% 2020	380	372
American Express Co. 3.00% 2024	13,000	12,387
American International Group, Inc. 3.90% 2026	4,550	4,448
American International Group, Inc. 4.20% 2028	10,565	10,495
American International Group, Inc. 4.80% 2045	2,100	2,106
American International Group, Inc. 4.75% 2048	2,020	2,019
Australia & New Zealand Banking Group Ltd. 2.625% 2022	10,500	10,189
AXA SA 3.90% 2023[7]	4,650	4,633
AXA SA 4.35% 2028[7]	2,500	2,440
AXA SA 5.00% 2048[7]	3,000	2,867
Bank of America Corp. 5.00% 2021	3,500	3,683
Bank of America Corp. 2.738% 2022	22,500	22,134
Bank of America Corp. 2.816% 2023	10,500	10,157
Bank of America Corp. 3.124% 2023	10,500	10,338
Bank of America Corp. 3.55% 2024	69,563	69,074
Bank of America Corp. 3.366% 2026	10,000	9,634
Bank of America Corp. 3.593% 2028	20,137	19,184
Bank of America Corp. 3.97% 2029	9,240	9,075
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	26,211	26,296
Bank of Nova Scotia 2.50% 2021	10,500	10,321
BB&T Corp. 2.45% 2020	19,000	18,837
The Income Fund of America — Page 7 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Berkshire Hathaway Inc. 3.125% 2026	$3,700	$3,565
Berkshire Hathaway Inc. 4.50% 2043	1,800	1,912
BNP Paribas 3.50% 2023[7]	24,900	24,580
BNP Paribas 3.375% 2025[7]	18,500	17,722
Capital One Financial Corp. 3.45% 2021	23,000	23,015
Capital One Financial Corp. 4.25% 2025	15,500	15,520
Carlyle Group LP 6.375% 2022[7]	4,850	5,023
CIT Group Inc. 3.875% 2019[11]	29,440	29,580
CIT Group Inc. 4.125% 2021	1,200	1,204
Citigroup Inc. 8.50% 2019	4,894	5,184
Citigroup Inc. 2.35% 2021	13,000	12,619
Citigroup Inc. 2.70% 2021	10,500	10,336
Citigroup Inc. 2.90% 2021	33,830	33,196
Citigroup Inc. 2.876% 2023	11,120	10,764
Citigroup Inc. 3.142% 2023	6,975	6,851
Citigroup Inc. 3.20% 2026	15,096	14,071
Citigroup Inc. 4.075% 2029	8,032	7,869
Citigroup Inc., Series A, junior subordinated 5.95% (undated)	13,295	13,626
CNA Financial Corp. 3.95% 2024	5,000	5,002
Compass Diversified Holdings 8.00% 2026[7]	16,630	16,547
Cooperatieve Rabobank U.A. 2.75% 2023	10,500	10,174
Crédit Agricole SA 3.375% 2022[7]	7,975	7,875
Crédit Agricole SA 3.75% 2023[7]	12,500	12,379
Credit Suisse Group AG 2.75% 2020	18,000	17,858
Credit Suisse Group AG 3.45% 2021	8,750	8,746
Credit Suisse Group AG 2.997% 2023[7]	4,750	4,568
Credit Suisse Group AG 3.80% 2023	14,925	14,860
Credit Suisse Group AG 3.869% 2029[7]	11,005	10,453
Danske Bank AS 2.00% 2021[7]	8,680	8,310
Danske Bank AS 2.70% 2022[7]	13,625	13,295
Deutsche Bank AG 2.70% 2020	20,000	19,623
Deutsche Bank AG 3.95% 2023	5,000	4,931
Discover Financial Services 3.35% 2023	3,675	3,601
Goldman Sachs Group, Inc. 2.55% 2019	16,200	16,132
Goldman Sachs Group, Inc. 2.60% 2020	7,900	7,833
Goldman Sachs Group, Inc. 2.625% 2021	12,000	11,753
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,173
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,529
Goldman Sachs Group, Inc. 2.905% 2023	35,630	34,366
Goldman Sachs Group, Inc. 3.20% 2023	28,292	27,686
Goldman Sachs Group, Inc. 3.584% 2023[12]	1,466	1,529
Goldman Sachs Group, Inc. 3.691% 2028	8,000	7,634
Goldman Sachs Group, Inc. 4.223% 2029	21,565	21,356
Groupe BPCE SA 2.75% 2023[7]	5,175	4,963
Groupe BPCE SA 5.70% 2023[7]	21,170	22,534
Groupe BPCE SA 5.15% 2024[7]	12,085	12,509
HSBC Holdings PLC 2.95% 2021	14,000	13,845
HSBC Holdings PLC 3.262% 2023	10,500	10,334
HSBC Holdings PLC 4.25% 2024	9,000	8,987
HSBC Holdings PLC 4.041% 2028	8,000	7,860
Hub International Ltd., 7.875% 2021[7]	6,250	6,516
Hub International Ltd., 7.00% 2026[7]	9,385	9,432
Hub International Ltd., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.362% 2025[11,12,13]	790	796
Icahn Enterprises Finance Corp. 6.25% 2022	19,625	20,067
The Income Fund of America — Page 8 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinentalexchange, Inc. 2.50% 2018	$12,000	$12,012
Intesa Sanpaolo SpA 3.125% 2022[7]	11,300	10,897
Intesa Sanpaolo SpA 3.375% 2023[7]	6,500	6,302
Intesa Sanpaolo SpA 5.017% 2024[7]	62,010	60,755
Intesa Sanpaolo SpA 5.71% 2026[7]	19,750	19,832
JPMorgan Chase & Co. 2.25% 2020	10,000	9,888
JPMorgan Chase & Co. 2.55% 2020	11,150	10,992
JPMorgan Chase & Co. 2.40% 2021	14,000	13,640
JPMorgan Chase & Co. 3.559% 2024	13,825	13,750
JPMorgan Chase & Co. 3.54% 2028	7,000	6,680
JPMorgan Chase & Co. 4.005% 2029	25,110	24,667
JPMorgan Chase & Co., Series I, junior subordinated 5.829% (undated)	74,825	75,480
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	36,425	37,609
JPMorgan Chase & Co., Series-S, junior subordinated, perpetual, 6.75% (undated)	25,901	28,167
Keybank National Association 2.50% 2019	9,000	8,942
Keybank National Association 3.375% 2023[7]	5,000	4,988
Leucadia National Corp. 5.50% 2023	13,255	13,803
Liberty Mutual Group Inc. 4.25% 2023[7]	4,400	4,466
Lloyds Banking Group PLC 3.00% 2022	6,000	5,890
Lloyds Banking Group PLC 2.907% 2023	15,500	14,936
Lloyds Banking Group PLC 4.582% 2025	7,000	6,926
Lloyds Banking Group PLC 4.375% 2028	3,950	3,934
MetLife, Inc. 4.60% 2046	2,475	2,534
Metropolitan Life Global Funding I 2.30% 2019[7]	9,785	9,763
Metropolitan Life Global Funding I 2.00% 2020[7]	5,135	5,047
Metropolitan Life Global Funding I 2.50% 2020[7]	4,000	3,937
Metropolitan Life Global Funding I 2.40% 2021[7]	8,050	7,890
Metropolitan Life Global Funding I 3.45% 2026[7]	2,330	2,254
Metropolitan Life Global Funding I 3.00% 2027[7]	3,000	2,790
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	11,000	10,581
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	10,500	10,154
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	6,875	6,765
Mizuho Financial Group, Ltd. 3.549% 2023	21,500	21,328
Morgan Stanley 2.50% 2021	11,250	10,995
Morgan Stanley 2.75% 2022	8,850	8,588
Morgan Stanley 3.125% 2023	44,800	43,816
Morgan Stanley (3-month USD-LIBOR + 1.22%) 3.011% 2024[12]	4,725	4,819
Morgan Stanley 3.737% 2024	28,620	28,605
Morgan Stanley 3.875% 2026	11,989	11,817
Morgan Stanley 3.625% 2027	5,650	5,449
Morgan Stanley 3.772% 2029	15,727	15,117
National Australia Bank Ltd. 2.50% 2022	10,500	10,136
National Australia Bank Ltd. 2.875% 2023	7,925	7,692
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 4.415% 2024[7,12]	8,150	8,150
Navient Corp. 4.875% 2019	34,210	34,595
Navient Corp. 6.50% 2022	9,465	9,737
Navient Corp. 5.50% 2023	27,480	27,163
Navient Corp. 6.125% 2024	10,350	10,415
New York Life Global Funding 2.10% 2019[7]	8,000	7,976
New York Life Global Funding 1.95% 2020[7]	1,820	1,788
New York Life Global Funding 1.70% 2021[7]	17,500	16,691
New York Life Global Funding 2.30% 2022[7]	2,000	1,922
New York Life Global Funding 3.00% 2028[7]	2,500	2,347
PNC Bank 2.40% 2019	7,825	7,771
The Income Fund of America — Page 9 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Financial Services Group, Inc. 2.854% 2022	$8,395	$8,170
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,012
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	10,250	11,070
PRICOA Global Funding I 2.45% 2022[7]	2,490	2,391
Principal Financial Group, Inc. 4.111% 2028[7]	3,500	3,491
Prudential Financial, Inc. 3.50% 2024	9,000	8,979
Prudential Financial, Inc. 3.878% 2028	4,500	4,467
Prudential Financial, Inc. 5.625% 2043	1,850	1,933
Prudential Financial, Inc. 3.905% 2047[7]	2,975	2,745
Rabobank Nederland 2.50% 2021	6,525	6,415
Rabobank Nederland 2.75% 2022	2,825	2,764
Rabobank Nederland 4.625% 2023	8,000	8,193
Rabobank Nederland 4.375% 2025	9,000	8,966
Santander Holdings USA, Inc. 3.70% 2022	10,500	10,415
Santander Holdings USA, Inc. 3.40% 2023	12,500	12,121
Skandinaviska Enskilda Banken AB 1.875% 2021	11,000	10,475
Skandinaviska Enskilda Banken AB 2.625% 2021	10,500	10,318
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[7]	67,890	68,990
Starwood Property Trust, Inc. 5.00% 2021	9,100	9,232
Sumitomo Mitsui Banking Corp. 3.102% 2023	17,365	16,943
Svenska Handelsbanken AB 1.875% 2021	7,270	6,943
Travelers Companies, Inc. 4.00% 2047	2,260	2,202
Travelers Companies, Inc. 4.05% 2048	400	393
UBS Group AG 2.95% 2020[7]	10,000	9,912
UBS Group AG 4.125% 2025[7]	4,425	4,403
UniCredit SPA 3.75% 2022[7]	20,625	20,471
UniCredit SPA 4.625% 2027[7]	5,000	5,004
UniCredit SPA 5.861% 2032[7]	20,825	20,891
US Bancorp 2.85% 2023	12,500	12,296
US Bancorp 3.70% 2024	10,000	10,091
US Bancorp 2.375% 2026	6,000	5,381
US Bancorp 3.15% 2027	13,000	12,327
Wells Fargo & Co. 2.55% 2020	4,350	4,288
Wells Fargo & Co. 2.10% 2021	10,800	10,380
Wells Fargo & Co. 2.50% 2021	15,000	14,698
Wells Fargo & Co. 2.60% 2021	10,000	9,857
Wells Fargo & Co. 4.60% 2021	25,000	25,879
Wells Fargo & Co. 2.625% 2022	10,500	10,092
Wells Fargo & Co. 3.069% 2023	10,500	10,224
Wells Fargo & Co. 3.55% 2025	4,289	4,152
Wells Fargo & Co. 3.00% 2026	13,179	12,172
Wells Fargo & Co. 3.584% 2028	281	268
Wells Fargo & Co., Series K, junior subordinated 5.895% (undated)	86,566	87,648
		2,247,748
Energy 1.78%
Aker BP ASA 5.875% 2025[7]	625	650
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 8.287% 2019[7,12]	4,925	4,408
American Energy (Permian Basin), 7.125% 2020[7]	28,195	21,005
American Energy (Permian Basin), 7.375% 2021[7]	23,020	16,920
Anadarko Petroleum Corp. 5.55% 2026	8,325	8,982
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,300
Anadarko Petroleum Corp. 6.60% 2046	5,960	7,371
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.387% 2023[11,12,13]	5,100	5,121
The Income Fund of America — Page 10 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ascent Resources-Utica LLC 10.00% 2022[2,7]	$810	$875
Berry Petroleum Corporation 7.00% 2026[7]	2,985	3,067
Blackstone CQP Holdco LP, 6.00% 2021[4,7]	20,000	20,150
Blackstone CQP Holdco LP, 6.50% 2021[4,7]	95,225	96,177
Boardwalk Pipeline Partners, LP 4.95% 2024	2,345	2,398
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.016% 2022[11,12,13]	7,000	7,140
Canadian Natural Resources Ltd. 2.95% 2023	18,375	17,769
Canadian Natural Resources Ltd. 3.85% 2027	6,185	5,988
Carrizo Oil & Gas Inc. 6.25% 2023	4,426	4,567
Cenovus Energy Inc. 3.00% 2022	5,970	5,721
Cenovus Energy Inc. 3.80% 2023	16,165	15,825
Cenovus Energy Inc. 4.25% 2027	15,600	15,012
Cenovus Energy Inc. 5.40% 2047	6,055	6,037
Cheniere Energy, Inc. 5.875% 2025	10,600	10,968
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 5.598% 2019[12]	12,200	12,230
Chesapeake Energy Corp. 4.875% 2022	20,375	19,662
Chesapeake Energy Corp. 8.00% 2022[7]	5,282	5,619
Chesapeake Energy Corp. 8.00% 2025[7]	19,825	19,270
Chesapeake Energy Corp. 8.00% 2027[7]	26,525	25,597
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 9.444% 2021[11,12,13]	7,000	7,424
Chevron Corp. 1.561% 2019	6,255	6,197
Chevron Corp. 2.498% 2022	3,790	3,713
CONSOL Energy Inc. 5.875% 2022	75,825	76,394
Convey Park Energy LLC 7.50% 2025[7]	10,155	10,257
DCP Midstream Operating LP 4.95% 2022	18,690	19,017
Denbury Resources Inc. 9.00% 2021[7]	2,810	2,950
Diamond Offshore Drilling, Inc. 7.875% 2025	10,100	10,403
Diamond Offshore Drilling, Inc. 4.875% 2043	52,151	37,809
Ecopetrol SA 5.875% 2023	1,785	1,907
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,190
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	30,314
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,086
Enbridge Energy Partners, LP 4.375% 2020	7,995	8,157
Enbridge Energy Partners, LP 5.875% 2025	8,075	8,821
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,268
Enbridge Energy Partners, LP 7.375% 2045	21,465	27,659
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,655
Enbridge Inc. 4.00% 2023	10,830	10,845
Enbridge Inc. 3.70% 2027	11,330	10,690
Energy Transfer Partners, LP 4.15% 2020	5,000	5,068
Energy Transfer Partners, LP 7.50% 2020	9,250	9,932
Energy Transfer Partners, LP 5.875% 2024	11,800	12,080
Energy Transfer Partners, LP 4.75% 2026	8,000	7,996
Energy Transfer Partners, LP 4.00% 2027	7,196	6,725
Energy Transfer Partners, LP 4.20% 2027	20,340	19,426
Energy Transfer Partners, LP 5.50% 2027	20,430	20,481
Energy Transfer Partners, LP 6.125% 2045	9,510	9,742
Energy Transfer Partners, LP 5.30% 2047	14,335	13,390
Energy Transfer Partners, LP 5.40% 2047	16,309	15,410
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,654
EnLink Midstream Partners, LP 4.40% 2024	2,730	2,709
EnLink Midstream Partners, LP 4.15% 2025	14,190	13,753
EnLink Midstream Partners, LP 4.85% 2026	2,744	2,745
EnLink Midstream Partners, LP 5.05% 2045	10,650	9,660
The Income Fund of America — Page 11 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EnLink Midstream Partners, LP 5.45% 2047	$940	$908
Ensco PLC, 5.20% 2025	2,495	2,061
Ensco PLC 7.75% 2026	15,675	14,793
Ensco PLC, 5.75% 2044	31,670	22,129
EOG Resources, Inc. 4.15% 2026	3,830	3,905
EP Energy Corp. 8.00% 2024[7]	780	811
EP Energy Corp. 8.00% 2025[7]	1,620	1,150
EQT Corp. 3.00% 2022	3,175	3,071
EQT Corp. 3.90% 2027	16,650	15,871
Extraction Oil & Gas, Inc. 7.375% 2024[7]	2,360	2,478
Extraction Oil & Gas, Inc. 5.625% 2026[7]	13,650	13,258
Genesis Energy, LP 6.75% 2022	13,675	13,948
Genesis Energy, LP 6.50% 2025	10,650	10,517
Halliburton Co. 3.80% 2025	11,915	11,842
Halliburton Co. 5.00% 2045	1,860	1,987
Indigo Natural Resources LLC 6.875% 2026[7]	2,825	2,726
Jagged Peak Energy LLC 5.875% 2026[7]	995	1,001
Jonah Energy LLC 7.25% 2025[7]	20,255	16,305
Jones Energy, Inc. 9.25% 2023[7]	1,560	1,529
Jupiter Resources Inc. 8.50% 2022[7]	7,275	3,201
Kcad Holdings I Ltd. 9.625% 2023[7]	1,900	1,962
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,889
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,737
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,287
Kinder Morgan Energy Partners, LP 6.95% 2038	460	542
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	18,608
Kinder Morgan Energy Partners, LP 5.40% 2044	3,030	2,991
Kinder Morgan Energy Partners, LP 5.50% 2044	6,456	6,482
Kinder Morgan Finance Co. 5.05% 2046	4,990	4,780
Kinder Morgan, Inc. 3.05% 2019	3,530	3,520
Kinder Morgan, Inc. 3.15% 2023	2,730	2,641
Kinder Morgan, Inc. 4.30% 2028	27,448	26,742
Kinder Morgan, Inc. 5.55% 2045	3,097	3,165
Kinder Morgan, Inc. 5.20% 2048	7,558	7,406
Laredo Petroleum, Inc. 6.25% 2023	5,800	5,916
Marathon Oil Corp. 4.40% 2027	16,240	16,381
McDermott International, Term Loan B, (3-month USD-LIBOR + 5.00%) 7.325% 2025[11,12,13]	1,250	1,245
MPLX LP 4.125% 2027	3,905	3,813
MPLX LP 4.00% 2028	4,135	3,982
MPLX LP 5.20% 2047	430	440
MPLX LP 4.70% 2048	1,000	947
Murphy Oil Corp. 6.875% 2024	1,560	1,656
Murphy Oil Corp. 5.75% 2025	7,080	7,080
Nabors Industries Ltd. 5.75% 2025[7]	2,550	2,419
NGL Energy Partners LP 6.875% 2021	31,581	31,739
NGL Energy Partners LP 6.125% 2025	29,175	27,935
NGPL PipeCo LLC 4.375% 2022[7]	2,815	2,811
NGPL PipeCo LLC 4.875% 2027[7]	900	878
NGPL PipeCo LLC 7.768% 2037[7]	885	1,071
Noble Corp. PLC 7.95% 2025	23,590	21,231
Noble Corp. PLC 8.95% 2045	16,690	14,395
Noble Energy, Inc. 3.85% 2028	13,730	13,248
Noble Energy, Inc. 4.95% 2047	4,925	5,005
Oasis Petroleum Inc. 6.25% 2026[7]	2,920	2,931
The Income Fund of America — Page 12 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Odebrecht Drilling Norbe 6.72% 2022[7,11]	$1,031	$993
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[7,11,14]	3,108	925
Odebrecht Drilling Norbe 0% 2049[7,11,12]	491	12
PDC Energy Inc. 5.75% 2026[7]	1,780	1,796
Peabody Energy Corp. 6.00% 2022[7]	6,075	6,263
Peabody Energy Corp. 6.375% 2025[7]	2,175	2,276
Petrobras Global Finance Co. 6.85% 2115	2,775	2,578
Petróleos Mexicanos 6.875% 2026	11,285	12,114
Petróleos Mexicanos 6.50% 2027	38,415	39,731
Petróleos Mexicanos 5.35% 2028[7]	2,500	2,391
Petróleos Mexicanos 6.75% 2047	8,540	8,280
Petróleos Mexicanos 6.35% 2048[7]	17,471	16,108
Phillips 66 Partners LP 3.605% 2025	1,640	1,589
Phillips 66 Partners LP 3.55% 2026	745	704
Phillips 66 Partners LP 3.75% 2028	1,250	1,186
Phillips 66 Partners LP 3.90% 2028	7,190	7,076
Phillips 66 Partners LP 4.68% 2045	245	234
Phillips 66 Partners LP 4.90% 2046	6,315	6,210
Pioneer Natural Resources Co. 3.45% 2021	7,015	7,049
QEP Resources, Inc. 5.25% 2023	475	466
QEP Resources, Inc. 5.625% 2026	2,900	2,788
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[7,11]	3,719	3,626
Range Resources Corp. 5.00% 2022	2,000	1,975
Range Resources Corp. 4.875% 2025	4,100	3,816
Ras Laffan Liquefied Natural Gas II 5.298% 2020[7,11]	4,973	5,098
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,174
Ras Laffan Liquefied Natural Gas III 6.75% 2019[7]	1,000	1,043
Royal Dutch Shell PLC 1.75% 2021	15,580	14,945
Sabine Pass Liquefaction, LLC 5.625% 2023	9,500	10,132
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	10,745
Sabine Pass Liquefaction, LLC 5.625% 2025	9,305	9,919
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,282
Sabine Pass Liquefaction, LLC 5.00% 2027	7,310	7,526
Sabine Pass Liquefaction, LLC 4.20% 2028	21,290	20,705
Sanchez Energy Corp. 7.25% 2023[7]	4,050	4,101
Schlumberger BV 3.625% 2022[7]	1,780	1,787
Schlumberger BV 4.00% 2025[7]	8,575	8,599
Seven Generations Energy Ltd. 5.375% 2025[7]	700	682
SM Energy Co. 6.50% 2021	5,175	5,278
SM Energy Co. 6.125% 2022	7,090	7,196
SM Energy Co. 5.625% 2025	10,595	10,330
SM Energy Co. 6.75% 2026	500	511
Southwestern Energy Co. 4.10% 2022	47,935	46,737
Southwestern Energy Co. 6.45% 2025	25,450	24,997
Southwestern Energy Co. 7.50% 2026	1,315	1,358
Spectra Energy Partners, LP 4.75% 2024	3,250	3,337
Spectra Energy Partners, LP 4.50% 2045	1,280	1,207
Statoil ASA 2.75% 2021	3,085	3,051
Statoil ASA 3.25% 2024	850	836
Statoil ASA 4.25% 2041	3,000	3,080
Summit Midstream Partners LP 5.75% 2025	4,950	4,747
Sunoco LP 4.875% 2023[7]	5,635	5,562
Sunoco LP 5.50% 2026[7]	1,665	1,611
Tapstone Energy Inc. 9.75% 2022[7]	2,510	2,177
The Income Fund of America — Page 13 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Targa Resources Partners LP 4.125% 2019	$24,555	$24,756
Targa Resources Partners LP 6.75% 2024	8,255	8,647
TC PipeLines, LP 4.375% 2025	1,898	1,896
Teekay Corp. 8.50% 2020	67,791	70,333
TransCanada Corp. 7.625% 2039	10,750	14,715
Transocean Inc. 8.375% 2021	10,675	11,502
Transocean Inc. 9.00% 2023[7]	10,027	10,855
Transocean Inc. 7.50% 2026[7]	1,050	1,063
Ultra Petroleum Corp. 6.875% 2022[7]	28,560	21,134
Ultra Petroleum Corp. 7.125% 2025[7]	7,100	4,770
USA Compression Partners, LP 6.875% 2026[7]	3,200	3,276
Valero Energy Partners LP 4.375% 2026	2,400	2,371
Vine Oil & Gas LP 8.75% 2023[7]	13,885	13,087
Vine Oil & Gas LP, Term Loan, (3-month USD-LIBOR + 6.875%) 8.776% 2021[11,12,13]	1,600	1,610
Weatherford International PLC 4.50% 2022	30,555	27,194
Weatherford International PLC 8.25% 2023	21,075	19,863
Weatherford International PLC 9.875% 2024	6,925	6,735
Weatherford International PLC 9.875% 2025[7]	14,225	13,656
Weatherford International PLC 6.50% 2036	14,525	11,112
Weatherford International PLC 6.75% 2040	40,050	30,838
Western Gas Partners LP 2.60% 2018	1,150	1,149
Western Gas Partners LP 3.95% 2025	3,045	2,932
Western Gas Partners LP 4.65% 2026	2,610	2,621
Western Gas Partners LP 5.30% 2048	5,000	4,898
Whiting Petroleum Corp. 5.75% 2021	610	626
Whiting Petroleum Corp. 6.625% 2026[7]	4,455	4,572
Williams Companies, Inc. 4.55% 2024	4,850	4,856
Williams Partners LP 4.00% 2025	4,019	3,909
Williams Partners LP 3.75% 2027	2,139	2,014
Woodside Finance Ltd. 4.60% 2021[7]	18,935	19,410
WPX Energy Inc. 6.00% 2022	3,631	3,803
		1,915,864
Health care 1.55%
Abbott Laboratories 2.80% 2020	9,100	9,047
Abbott Laboratories 2.90% 2021	31,060	30,684
Abbott Laboratories 3.40% 2023	8,886	8,780
Abbott Laboratories 3.75% 2026	8,585	8,472
Abbott Laboratories 4.90% 2046	2,725	2,938
AbbVie Inc. 2.30% 2021	14,335	13,935
AbbVie Inc. 2.90% 2022	12,200	11,886
AbbVie Inc. 3.20% 2022	2,675	2,632
AbbVie Inc. 3.60% 2025	10,000	9,717
AbbVie Inc. 3.20% 2026	15,275	14,317
AbbVie Inc. 4.30% 2036	1,080	1,045
AbbVie Inc. 4.45% 2046	10,900	10,458
Allergan PLC 3.00% 2020	14,890	14,795
Allergan PLC 3.45% 2022	28,523	28,064
Allergan PLC 3.80% 2025	29,640	28,454
Allergan PLC 4.55% 2035	7,009	6,604
Allergan PLC 4.75% 2045	14,403	13,622
Allergan, Inc. 5.00% 2021[7]	3,809	3,951
Amgen Inc. 1.85% 2021	5,745	5,496
Amgen Inc. 2.65% 2022	10,000	9,703
The Income Fund of America — Page 14 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen Inc. 2.70% 2022	$5,100	$4,951
Amgen Inc. 4.40% 2045	5,000	4,869
Anthem, Inc. 4.101% 2028	4,000	3,923
AstraZeneca PLC 2.375% 2022	5,250	5,036
Baxalta Inc. 4.00% 2025	17,855	17,484
Baxalta Inc. 5.25% 2045	300	317
Bayer AG 2.375% 2019[7]	4,810	4,764
Becton, Dickinson and Co. 2.675% 2019	3,136	3,114
Becton, Dickinson and Co. 2.894% 2022	14,400	13,952
Becton, Dickinson and Co. 3.363% 2024	12,310	11,855
Becton, Dickinson and Co. 3.70% 2027	8,425	7,987
Boston Scientific Corp. 2.85% 2020	7,875	7,805
Boston Scientific Corp. 6.00% 2020	5,375	5,615
Boston Scientific Corp. 3.375% 2022	4,300	4,267
Boston Scientific Corp. 3.85% 2025	5,000	4,975
Catalent, Inc. 4.875% 2026[7]	1,120	1,093
Centene Corp. 5.625% 2021	5,100	5,263
Centene Corp. 4.75% 2022	36,858	37,411
Centene Corp. 6.125% 2024	4,550	4,778
Centene Corp. 4.75% 2025	21,320	20,780
Charles River Laboratories International, Inc. 5.50% 2026[7]	1,740	1,774
Community Health Systems Inc. 6.25% 2023	2,400	2,195
Concordia Healthcare Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 6.151% 2021[11,12,13]	8,468	7,706
Concordia Healthcare Corp. 9.50% 2022[7,15]	33,543	2,180
Concordia Healthcare Corp. 7.00% 2023[7,15]	28,169	1,831
DaVita HealthCare Partners Inc. 5.125% 2024	1,775	1,723
DaVita HealthCare Partners Inc. 5.00% 2025	15,175	14,419
DJO Finance LLC 10.75% 2020	1,545	1,506
DJO Finance LLC 8.125% 2021[7]	2,340	2,355
Eagle Holding Co II LLC 7.625% 2022[7,14]	4,465	4,532
EMD Finance LLC 2.40% 2020[7]	18,650	18,396
EMD Finance LLC 2.95% 2022[7]	18,600	18,231
EMD Finance LLC 3.25% 2025[7]	13,300	12,795
Endo International PLC 5.75% 2022[7]	26,156	21,579
Endo International PLC 6.00% 2023[7]	5,670	4,153
Endo International PLC 6.00% 2025[7]	15,550	11,002
Envision Healthcare Corp. 5.125% 2022[7]	6,760	6,709
HCA Inc. 4.75% 2023	580	586
HCA Inc. 5.875% 2023	6,650	6,949
HCA Inc. 5.00% 2024	2,080	2,109
HCA Inc. 5.375% 2025	8,350	8,329
HCA Inc. 5.25% 2026	3,400	3,426
Healthsouth Corp. 5.75% 2024	12,200	12,459
Healthsouth Corp. 5.75% 2025	15,197	15,615
Hologic, Inc. 4.375% 2025[7]	4,195	4,048
Hologic, Inc. 4.625% 2028[7]	3,115	2,983
Humana Inc. 4.95% 2044	12,345	13,030
IMS Health Holdings, Inc. 5.00% 2026[7]	14,410	14,266
inVentiv Health, Inc. 7.50% 2024[7]	4,095	4,371
Jaguar Holding Co. 6.375% 2023[7]	8,050	8,171
Johnson & Johnson 2.90% 2028	7,400	7,010
Johnson & Johnson 3.50% 2048	7,535	7,002
Kindred Healthcare, Inc. 8.00% 2020	1,030	1,109
Kinetic Concepts, Inc. 7.875% 2021[7]	2,925	3,035
The Income Fund of America — Page 15 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Kinetic Concepts, Inc. 12.50% 2021[7]	$19,005	$21,381
Laboratory Corporation of America Holdings 3.60% 2027	6,100	5,833
Laboratory Corporation of America Holdings 4.70% 2045	885	859
Mallinckrodt PLC 4.875% 2020[7]	30,350	29,136
Mallinckrodt PLC 5.75% 2022[7]	2,060	1,736
Mallinckrodt PLC 5.625% 2023[7]	780	614
McKesson Corp. 2.284% 2019	4,870	4,854
Medtronic, Inc. 4.375% 2035	5,903	6,109
Medtronic, Inc. 4.625% 2045	11,610	12,282
Molina Healthcare, Inc. 5.375% 2022	48,845	49,089
Molina Healthcare, Inc. 4.875% 2025[7]	25,595	24,443
Multiplan, Inc. 8.50% 2022[7,14]	255	259
Multiplan, Inc. 7.125% 2024[7]	4,650	4,745
Mylan Laboratories Inc. 3.15% 2021	4,403	4,325
Novartis Capital Corp. 2.40% 2022	10,500	10,204
NVA Holdings Inc 6.875% 2026[7]	6,350	6,413
PAREXEL International Corp. 6.375% 2025[7]	9,805	9,682
Prestige Brands International Inc. 6.375% 2024[7]	6,925	6,994
Quintiles Transnational Corp. 4.875% 2023[7]	26,495	26,959
Roche Holdings, Inc. 2.875% 2021[7]	15,000	14,883
Roche Holdings, Inc. 3.35% 2024[7]	5,000	4,955
Roche Holdings, Inc. 2.375% 2027[7]	11,810	10,711
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 2023[1,2,5,11,12,13]	14,650	14,650
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.325% 2023[1,2,5,11,12,13,14]	28,148	25,423
Shire PLC 2.40% 2021	33,449	32,107
Shire PLC 2.875% 2023	28,132	26,565
Shire PLC 3.20% 2026	17,440	15,957
Team Health Holdings, Inc. 6.375% 2025[7]	20,905	18,292
Teleflex Inc. 4.625% 2027	3,580	3,449
Tenet Healthcare Corp. 4.75% 2020	12,325	12,448
Tenet Healthcare Corp., 6.00% 2020	48,910	50,838
Tenet Healthcare Corp. 4.375% 2021	13,400	13,266
Tenet Healthcare Corp. 4.50% 2021	25,430	25,335
Tenet Healthcare Corp. 8.125% 2022	1,864	1,948
Tenet Healthcare Corp. 6.75% 2023	4,000	3,948
Tenet Healthcare Corp. 4.625% 2024[7]	25,116	24,391
Teva Pharmaceutical Finance Company BV 2.20% 2021	23,120	20,873
Teva Pharmaceutical Finance Company BV 2.80% 2023	118,446	99,273
Teva Pharmaceutical Finance Company BV 6.00% 2024[7]	12,585	12,222
Teva Pharmaceutical Finance Company BV 3.15% 2026	7,615	6,074
Teva Pharmaceutical Finance Company BV 6.75% 2028[7]	74,510	73,654
Teva Pharmaceutical Finance Company BV 4.10% 2046	66,410	49,169
Thermo Fisher Scientific Inc. 2.40% 2019	6,000	5,988
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,079
UnitedHealth Group Inc. 3.75% 2025	5,710	5,709
Valeant Pharmaceuticals International, Inc. 7.50% 2021[7]	15,650	15,963
Valeant Pharmaceuticals International, Inc. 7.25% 2022[7]	2,035	2,060
Valeant Pharmaceuticals International, Inc. 5.875% 2023[7]	15,867	14,568
Valeant Pharmaceuticals International, Inc. 7.00% 2024[7]	850	900
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	98,597	89,301
Valeant Pharmaceuticals International, Inc. 9.00% 2025[7]	26,195	26,621
Valeant Pharmaceuticals International, Inc. 9.25% 2026[7]	18,895	19,320
WellCare Health Plans, Inc. 5.25% 2025	1,330	1,340
WellPoint, Inc. 2.30% 2018	1,370	1,370
The Income Fund of America — Page 16 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
WellPoint, Inc. 2.25% 2019	$12,500	$12,379
Zimmer Holdings, Inc. 2.70% 2020	10,770	10,672
Zimmer Holdings, Inc. 3.15% 2022	18,860	18,521
		1,667,562
Consumer discretionary 1.50%
AI Entertainment Holdings LLC, Term Loan, (3-month USD-LIBOR + 2.25%) 4.151% 2023[11,12,13]	1,325	1,332
Amazon.com, Inc. 2.40% 2023[7]	4,165	3,991
Amazon.com, Inc. 2.80% 2024[7]	11,025	10,603
Amazon.com, Inc. 3.15% 2027[7]	3,890	3,731
Amazon.com, Inc. 3.875% 2037[7]	5,700	5,626
Amazon.com, Inc. 4.05% 2047[7]	7,400	7,335
American Axle & Manufacturing Holdings, Inc. 6.25% 2025	2,825	2,835
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	13,250	13,229
American Honda Finance Corp. 1.20% 2019	11,000	10,799
American Honda Finance Corp. 2.25% 2019	8,500	8,444
American Honda Finance Corp. 1.65% 2021	8,850	8,455
American Honda Finance Corp. 2.60% 2022	2,000	1,942
American Honda Finance Corp. 3.50% 2028	2,000	1,977
Bayerische Motoren Werke AG 2.15% 2020[7]	2,000	1,966
Bayerische Motoren Werke AG 2.00% 2021[7]	2,000	1,929
Bayerische Motoren Werke AG 2.25% 2023[7]	1,000	934
Bayerische Motoren Werke AG 3.45% 2023[7]	16,510	16,398
Cablevision Systems Corp. 8.00% 2020	20,000	21,250
Cablevision Systems Corp. 6.75% 2021	31,217	32,934
Caesars Resort Collection LLC, Term Loan, (3-month USD-LIBOR + 2.75%) 4.651% 2024[11,12,13]	7,481	7,552
Carnival Corp. 3.95% 2020	11,290	11,522
CBS Outdoor Americas Inc. 5.25% 2022	25,000	25,469
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,980	4,995
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[7]	2,300	2,225
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[7]	6,650	6,688
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	2,300	2,343
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[7]	37,300	37,113
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[7]	11,250	10,569
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,700	5,205
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	6,870	6,480
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[7]	25,100	23,302
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2038	12,000	11,787
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	4,475	4,836
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	9,845	9,323
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	3,825	3,813
Cengage Learning Acquisitions, Inc. 9.50% 2024[7]	3,350	2,630
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 6.147% 2023[11,12,13]	7,039	6,370
Churchill Downs Inc. 4.75% 2028[7]	1,950	1,848
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	88,170	88,721
Comcast Corp. 6.45% 2037	25,000	31,099
Comcast Corp. 4.75% 2044	9,855	10,138
Comcast Corp. 4.00% 2048	1,280	1,167
CRC Escrow Issuer LLC 5.25% 2025[7]	3,205	3,069
Cumulus Media Inc. 7.75% 2019[15]	29,460	4,419
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.16% 2020[11,12,13]	26,145	22,267
DaimlerChrysler North America Holding Corp. 1.50% 2019[7]	11,000	10,829
DaimlerChrysler North America Holding Corp. 2.25% 2019[7]	14,000	13,879
DaimlerChrysler North America Holding Corp. 2.25% 2020[7]	8,660	8,527
The Income Fund of America — Page 17 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 2.00% 2021[7]	$9,725	$9,323
DaimlerChrysler North America Holding Corp. 3.30% 2025[7]	2,000	1,932
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,854
Delphi Automotive PLC 5.00% 2025[7]	70	68
Delta 2 (Formula One), Term Loan B, (3-month USD-LIBOR + 2.50%) 4.401% 2024[11,12,13]	6,987	7,010
Dollar Tree Inc. 5.75% 2023	3,325	3,469
Federated Department Stores, Inc. 6.90% 2029	4,248	4,489
Fertitta Entertainment, Inc. 8.75% 2025[7]	1,950	2,043
Ford Motor Co. 4.346% 2026	2,000	1,964
Ford Motor Credit Co. 2.597% 2019	7,270	7,214
Ford Motor Credit Co. 2.343% 2020	24,820	24,181
Ford Motor Credit Co. 3.157% 2020	10,000	9,958
Ford Motor Credit Co. 3.20% 2021	9,220	9,142
Ford Motor Credit Co. 3.096% 2023	17,714	16,903
Ford Motor Credit Co. 4.375% 2023	13,136	13,244
Ford Motor Credit Co. 3.664% 2024	7,000	6,720
Ford Motor Credit Co. 3.81% 2024	5,533	5,397
Ford Motor Credit Co. 4.134% 2025	5,000	4,896
Ford Motor Credit Co. 3.815% 2027	6,968	6,492
General Motors Co. 4.35% 2025	6,065	6,018
General Motors Co. 6.60% 2036	13,260	14,839
General Motors Co. 6.75% 2046	13,230	15,065
General Motors Financial Co. 6.75% 2018	1,040	1,044
General Motors Financial Co. 2.35% 2019	18,500	18,312
General Motors Financial Co. 3.50% 2019	8,795	8,853
General Motors Financial Co. 3.70% 2020	10,725	10,800
General Motors Financial Co. 3.20% 2021	10,250	10,135
General Motors Financial Co. 3.55% 2021	1,400	1,399
General Motors Financial Co. 3.45% 2022	35,885	35,441
General Motors Financial Co. 3.45% 2022	3,000	2,969
General Motors Financial Co. 3.25% 2023	12,500	12,093
General Motors Financial Co. 3.70% 2023	9,200	9,057
General Motors Financial Co. 3.50% 2024	8,170	7,774
General Motors Financial Co. 4.00% 2026	2,000	1,918
Goodyear Tire & Rubber Co. 4.875% 2027	5,350	5,022
Hanesbrands Inc. 4.625% 2024[7]	2,725	2,636
Hanesbrands Inc. 4.875% 2026[7]	19,785	19,191
Home Depot, Inc. 2.80% 2027	3,800	3,544
Home Depot, Inc. 5.95% 2041	12,500	15,758
Hyundai Capital America 2.00% 2019[7]	5,070	4,992
Hyundai Capital America 2.55% 2020[7]	830	816
Hyundai Capital America 2.60% 2020[7]	2,250	2,214
Hyundai Capital America 3.00% 2020[7]	2,000	1,974
Hyundai Capital America 2.45% 2021[7]	14,000	13,510
Hyundai Capital America 3.45% 2021[7]	21,325	21,267
Hyundai Capital America 3.10% 2022[7]	9,720	9,491
Hyundai Capital America 3.25% 2022[7]	10,307	10,023
iHeartCommunications, Inc. 9.00% 2019	3,000	2,430
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 9.052% 2019[11,12,13,15]	4,100	3,257
Lennar Corp. 8.375% 2021[7]	4,100	4,561
Levi Strauss & Co. 5.00% 2025	5,700	5,757
Liberty Global PLC 5.50% 2028[7]	10,900	10,191
Limited Brands, Inc. 7.00% 2020	15,000	15,937
Limited Brands, Inc. 6.625% 2021	15,000	16,012
The Income Fund of America — Page 18 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Limited Brands, Inc. 5.25% 2028	$4,545	$4,261
Limited Brands, Inc. 6.875% 2035	3,460	3,287
Live Nation Entertainment, Inc. 5.625% 2026[7]	725	725
LKQ Corp. 4.75% 2023	3,190	3,179
McDonald’s Corp. 2.625% 2022	5,790	5,689
McDonald’s Corp. 3.35% 2023	875	873
McDonald’s Corp. 3.50% 2027	1,250	1,220
McDonald’s Corp. 3.80% 2028	740	737
McDonald’s Corp. 4.875% 2045	1,515	1,605
McDonald’s Corp. 4.45% 2047	2,370	2,375
MDC Partners Inc. 6.50% 2024[7]	7,055	6,976
Meredith Corp. 6.875% 2026[7]	12,795	12,987
Meredith Corp., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.901% 2025[11,12,13]	4,975	5,013
Meritage Homes Corp. 5.125% 2027	10,675	10,155
MGM Resorts International 7.75% 2022	11,390	12,657
MHGE Parent LLC/Finance 8.50% 2019[7,14]	6,147	6,178
Michaels Stores, Inc. 5.875% 2020[7]	1,425	1,445
Myriad International Holdings 6.00% 2020[7]	45,655	48,132
Myriad International Holdings 6.00% 2020	25,705	27,099
Myriad International Holdings 5.50% 2025	6,140	6,491
NBC Universal Enterprise, Inc. 5.25% 2049[7]	29,525	30,411
Neiman Marcus Group LTD Inc. 8.00% 2021[7]	9,895	6,778
Neiman Marcus Group LTD Inc. 9.50% 2021 (100% PIK)[7,14]	7,489	5,130
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.141% 2020[11,12,13]	16,340	14,414
Newell Rubbermaid Inc. 2.60% 2019	1,211	1,206
Newell Rubbermaid Inc. 3.15% 2021	7,131	7,061
Newell Rubbermaid Inc. 3.85% 2023	7,755	7,696
Nissan Motor Co., Ltd. 2.60% 2022[7]	9,910	9,513
NMG Finco PLC 5.75% 2022[7]	4,850	4,876
Petsmart, Inc. 7.125% 2023[7]	62,890	36,948
Petsmart, Inc. 5.875% 2025[7]	71,790	52,048
Petsmart, Inc. 8.875% 2025[7]	54,270	31,612
Ruyi US Finance LLC 7.50% 2025[7]	2,880	2,959
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	27,780	27,294
Schaeffler Verwaltungs 4.125% 2021[7,14]	4,325	4,347
Schaeffler Verwaltungs 4.75% 2026[7,14]	4,950	4,752
Scientific Games Corp. 10.00% 2022	4,500	4,866
Scientific Games Corp., Term Loan B5, (3-month USD-LIBOR + 2.75%) 4.744% 2024[11,12,13]	1,710	1,723
Sirius XM Radio Inc. 3.875% 2022[7]	13,550	13,211
Six Flags Entertainment Corp. 4.875% 2024[7]	7,325	7,160
Sotheby’s 4.875% 2025[7]	10,375	10,038
Starbucks Corp. 2.20% 2020	610	600
Starbucks Corp. 3.10% 2023	13,893	13,770
Starbucks Corp. 4.30% 2045	1,500	1,548
Starbucks Corp. 3.75% 2047	1,500	1,410
Thomson Reuters Corp. 4.30% 2023	1,905	1,931
Thomson Reuters Corp. 5.65% 2043	1,425	1,559
TI Automotive Ltd. 8.75% 2023[7]	3,401	3,588
Time Warner Cable Inc. 6.75% 2018	18,630	18,742
Time Warner Cable Inc. 5.00% 2020	35,000	35,936
Toyota Motor Credit Corp. 1.70% 2019	2,000	1,988
Toyota Motor Credit Corp. 2.15% 2020	13,000	12,835
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,908
Toyota Motor Credit Corp. 2.60% 2022	7,140	6,992
The Income Fund of America — Page 19 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 2.70% 2023	$3,180	$3,093
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,286
Toyota Motor Credit Corp. 3.05% 2028	5,992	5,693
Univision Communications Inc. 5.125% 2023[7]	1,250	1,191
Univision Communications Inc. 5.125% 2025[7]	1,305	1,208
Warner Music Group 5.625% 2022[7]	4,719	4,843
Warner Music Group 5.00% 2023[7]	2,600	2,610
Warner Music Group 5.50% 2026[7]	1,925	1,939
WPP Finance 2010 3.75% 2024	2,000	1,936
Wyndham Worldwide Corp. 5.375% 2026[7]	3,900	3,958
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	16,313	15,681
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[7]	15,900	15,867
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[7]	13,025	12,622
		1,615,355
Utilities 0.88%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[7]	2,000	1,957
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[7]	16,000	15,862
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[7]	2,865	2,845
AEP Transmission Company LLC 3.75% 2047[7]	3,660	3,440
AES Corp. 4.875% 2023	2,000	2,023
AES Corp. 5.50% 2025	28,889	29,683
AES Corp. 6.00% 2026	14,410	15,131
AES Corp. 5.125% 2027	955	972
American Electric Power Co., Inc. 2.95% 2022	12,065	11,775
American Electric Power Co., Inc. 3.20% 2027	21,844	20,498
AmeriGas Partners, LP 5.50% 2025	4,850	4,789
Berkshire Hathaway Energy Co. 2.40% 2020	3,110	3,086
Berkshire Hathaway Energy Co. 2.80% 2023[7]	7,850	7,629
Calpine Corp. 6.00% 2022[7]	3,425	3,515
Calpine Corp. 5.375% 2023	14,625	14,077
Calpine Corp. 5.875% 2024[7]	925	934
Calpine Corp. 5.25% 2026[7]	25,595	24,587
Centerpoint Energy, Inc., 2.50% 2022	8,230	7,893
CMS Energy Corp. 8.75% 2019	2,000	2,119
CMS Energy Corp. 6.25% 2020	13,523	14,217
CMS Energy Corp. 3.60% 2025	719	703
CMS Energy Corp. 3.00% 2026	19,075	17,938
CMS Energy Corp. 3.45% 2027	9,538	9,123
Colbun SA 4.50% 2024[7]	1,500	1,529
Colbun SA 3.95% 2027[7]	1,554	1,475
Comision Federal de Electricidad 4.875% 2024[7]	2,000	2,055
Comision Federal de Electricidad 4.75% 2027[7]	370	369
Commonwealth Edison Company 4.00% 2048	9,119	9,023
Consumers Energy Co. 6.70% 2019	13,400	14,155
Consumers Energy Co. 3.375% 2023	360	357
Consumers Energy Co. 3.125% 2024	2,520	2,444
Duke Energy Corp. 1.80% 2021	3,845	3,655
Duke Energy Corp. 3.95% 2023	1,807	1,833
Duke Energy Corp. 2.65% 2026	9,459	8,571
Duke Energy Indiana, Inc. 4.90% 2043	14,785	16,555
Duke Energy Progress Inc. 4.15% 2044	3,935	3,996
Dynegy Finance Inc. 7.375% 2022	11,300	11,936
Dynegy Finance Inc. 7.625% 2024	2,000	2,160
The Income Fund of America — Page 20 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 2.40% 2022	$900	$854
EDP Finance BV 4.125% 2020[7]	3,402	3,448
EDP Finance BV 5.25% 2021[7]	22,500	23,503
EDP Finance BV 3.625% 2024[7]	23,375	22,835
Electricité de France SA 3.625% 2025[7]	780	770
Electricité de France SA 6.95% 2039[7]	8,000	10,428
Electricité de France SA 4.875% 2044[7]	1,886	1,963
Electricité de France SA 4.95% 2045[7]	114	120
Electricité de France SA 5.25% (undated)[7]	3,500	3,522
Emera Inc. 6.75% 2076	36,024	39,158
Emera US Finance LP 2.15% 2019	3,975	3,933
Emera US Finance LP 2.70% 2021	2,505	2,441
Emera US Finance LP 4.75% 2046	8,333	8,311
Empresa Nacional de Electricidad SA 4.25% 2024	900	915
Enel Finance International SA 2.875% 2022[7]	4,900	4,768
Enel Finance International SA 2.75% 2023[7]	18,850	18,049
Enel Finance International SA 3.625% 2027[7]	10,750	10,160
Enel Finance International SA 3.50% 2028[7]	12,200	11,312
Enel Finance International SA 6.00% 2039[7]	3,000	3,456
Enel Società per Azioni 8.75% 2073[7]	12,000	14,235
Entergy Corp. 4.00% 2022	2,220	2,251
Entergy Corp. 2.95% 2026	5,000	4,598
Entergy Louisiana, LLC 3.30% 2022	1,470	1,455
Eversource Energy 2.80% 2023	1,868	1,798
Exelon Corp. 3.497% 2022	21,138	20,823
Exelon Corp. 3.95% 2025	1,479	1,469
Exelon Corp. 3.40% 2026	6,035	5,776
FirstEnergy Corp. 2.85% 2022	5,129	4,944
FirstEnergy Corp. 3.90% 2027	35,340	34,606
FirstEnergy Corp. 3.50% 2028[7]	4,000	3,788
FirstEnergy Corp. 4.85% 2047	11,385	11,843
FirstEnergy Corp., Series B, 4.25% 2023	42,305	43,005
Great Plains Energy Inc. 3.65% 2025	1,836	1,821
Great Plains Energy Inc. 4.20% 2048	325	323
Iberdrola Finance Ireland 5.00% 2019[7]	1,060	1,086
Israel Electric Corp. Ltd. 8.10% 2096[7]	4,905	6,319
MidAmerican Energy Co. 3.65% 2048	2,500	2,346
MidAmerican Energy Holdings Co. 2.40% 2019	9,000	8,975
Mississippi Power Co. 4.25% 2042	14,000	13,264
National Grid Plc 3.15% 2027[7]	1,105	1,050
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	5,801
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	11,359
New York State Electric & Gas Corp. 3.25% 2026[7]	3,000	2,883
Niagara Mohawk Power Corp. 3.508% 2024[7]	3,150	3,138
Niagara Mohawk Power Corp. 4.278% 2034[7]	2,000	2,053
NiSource Finance Corp. 2.65% 2022	1,775	1,707
Northern States Power Co. 4.125% 2044	11,000	11,237
NRG Energy, Inc. 6.25% 2022	26,525	27,387
NRG Energy, Inc. 7.25% 2026	2,000	2,145
NV Energy, Inc 6.25% 2020	920	989
Pacific Gas and Electric Co. 2.45% 2022	219	209
Pacific Gas and Electric Co. 3.25% 2023	2,695	2,634
Pacific Gas and Electric Co. 3.85% 2023	10,825	10,834
Pacific Gas and Electric Co. 3.40% 2024	8,403	8,166
The Income Fund of America — Page 21 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.75% 2024	$3,147	$3,116
Pacific Gas and Electric Co. 3.50% 2025	8,033	7,743
Pacific Gas and Electric Co. 2.95% 2026	4,800	4,429
Pacific Gas and Electric Co. 3.30% 2027	6,932	6,496
Pacific Gas and Electric Co. 3.30% 2027[7]	2,700	2,519
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	5,535
Pennsylvania Electric Co. 3.25% 2028[7]	4,000	3,734
Progress Energy, Inc. 7.00% 2031	9,128	11,633
Progress Energy, Inc. 7.75% 2031	6,629	8,900
Public Service Co. of Colorado 5.125% 2019	900	923
Public Service Enterprise Group Inc. 2.00% 2021	10,000	9,506
Public Service Enterprise Group Inc. 2.65% 2022	10,575	10,180
Puget Energy, Inc. 6.50% 2020	11,317	12,156
Puget Energy, Inc. 6.00% 2021	3,945	4,236
Puget Energy, Inc. 5.625% 2022	12,652	13,507
SCANA Corp. 6.25% 2020	4,746	4,926
SCANA Corp. 4.75% 2021	14,327	14,523
SCANA Corp. 4.125% 2022	6,359	6,270
South Carolina Electric & Gas Co. 5.30% 2033	4,292	4,606
South Carolina Electric & Gas Co. 5.45% 2041	11,608	12,648
South Carolina Electric & Gas Co. 4.35% 2042	668	640
South Carolina Electric & Gas Co. 4.10% 2046	4,700	4,338
Southern California Edison Co., 1.845% 2022[11]	4,757	4,653
State Grid Overseas Investment Ltd. 3.50% 2027[7]	2,000	1,906
Talen Energy Corp. 4.60% 2021	3,255	2,783
Talen Energy Corp. 9.50% 2022[7]	14,660	13,973
Talen Energy Corp. 10.50% 2026[7]	4,815	4,171
Tampa Electric Co. 2.60% 2022	3,598	3,457
Tampa Electric Co. 4.35% 2044	8,330	8,362
Teco Finance, Inc. 5.15% 2020	14,443	14,924
Veolia Environnement 6.75% 2038	500	629
Virginia Electric and Power Co. 3.45% 2024	560	557
Virginia Electric and Power Co. 3.10% 2025	2,625	2,521
Xcel Energy Inc. 4.70% 2020	18	18
Xcel Energy Inc. 3.35% 2026	2,461	2,368
		954,058
Materials 0.82%
AK Steel Holding Corp. 7.625% 2021	6,400	6,560
AK Steel Holding Corp. 7.50% 2023	3,045	3,212
AK Steel Holding Corp. 6.375% 2025	1,050	989
Aleris International, Inc. 7.875% 2020	17,920	17,741
Ardagh Group SA 7.125% 2023[14]	3,250	3,331
Ardagh Packaging Finance 4.25% 2022[7]	900	897
Ardagh Packaging Finance 4.625% 2023[7]	3,920	3,940
Ardagh Packaging Finance 6.00% 2025[7]	7,050	7,147
Axalta Coating Systems LLC 4.875% 2024[7]	7,250	7,322
Ball Corp. 4.375% 2020	15,225	15,529
Berry Plastics Corp. 5.50% 2022	2,400	2,465
BWAY Parent Co. Inc., 5.50% 2024[7]	2,600	2,624
BWAY Parent Co. Inc., 7.25% 2025[7]	3,020	3,110
BWAY Parent Co. Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 5.587% 2024[11,12,13]	2,646	2,666
CF Industries, Inc. 3.45% 2023	2,190	2,089
CF Industries, Inc. 4.95% 2043	19,035	16,061
The Income Fund of America — Page 22 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
CF Industries, Inc. 5.375% 2044	$4,935	$4,341
Chemours Co. 6.625% 2023	20,130	21,199
Chevron Phillips Chemical Company LLC 3.30% 2023[7]	4,095	4,084
Cleveland-Cliffs Inc. 4.80% 2020	1,925	1,906
Cleveland-Cliffs Inc. 4.875% 2021	7,695	7,606
Cleveland-Cliffs Inc. 4.875% 2024[7]	11,850	11,583
Cleveland-Cliffs Inc. 5.75% 2025	83,860	81,187
Cleveland-Cliffs Inc. 6.25% 2040	5,076	4,264
Commercial Metals Co. 5.375% 2027	4,750	4,643
Constellium NV 5.875% 2026[7]	3,300	3,259
CRH America, Inc. 3.875% 2025[7]	2,000	1,978
CRH America, Inc. 5.125% 2045[7]	1,000	1,061
CVR Partners, LP 9.25% 2023[7]	12,550	12,958
Dow Chemical Co. 4.125% 2021	5,950	6,084
Dow Chemical Co. 5.25% 2041	4,000	4,319
Dow Chemical Co. 4.625% 2044	1,200	1,203
Eastman Chemical Co. 2.70% 2020	12,000	11,934
First Quantum Minerals Ltd. 7.00% 2021[7]	58,042	58,477
First Quantum Minerals Ltd. 7.25% 2022[7]	10,000	10,132
First Quantum Minerals Ltd. 6.50% 2024[7]	4,425	4,215
First Quantum Minerals Ltd. 7.50% 2025[7]	52,050	51,662
First Quantum Minerals Ltd. 6.875% 2026[7]	22,275	21,217
FMG Resources 9.75% 2022[7,11]	3,785	4,174
Freeport-McMoRan Inc. 3.55% 2022	45,925	44,547
FXI Holdings, Inc. 7.875% 2024[7]	3,900	3,861
Georgia-Pacific Corp. 2.539% 2019[7]	12,000	11,919
H.I.G. Capital, LLC 6.75% 2024[7]	22,480	22,283
Hexion Inc. 10.375% 2022[7]	3,000	2,933
Holcim Ltd. 6.00% 2019[7]	1,607	1,674
Holcim Ltd. 5.15% 2023[7]	12,595	13,276
Huntsman International LLC 4.875% 2020	18,750	19,172
INEOS Group Holdings SA 5.625% 2024[7]	5,800	5,872
International Paper Co. 7.30% 2039	5,615	7,323
LSB Industries, Inc. 9.625% 2023[7]	6,360	6,432
LYB International Finance BV 3.50% 2027	1,500	1,419
LYB International Finance BV 4.875% 2044	400	412
LyondellBasell Industries NV 6.00% 2021	2,500	2,689
Monsanto Co. 4.40% 2044	13,090	12,347
Mosaic Co. 3.25% 2022	1,500	1,451
Mosaic Co. 4.05% 2027	500	473
Nova Chemicals Corp. 5.25% 2027[7]	22,585	21,795
Novelis Corp. 6.25% 2024[7]	7,600	7,761
Novelis Corp. 5.875% 2026[7]	12,500	12,437
OCI NV 6.625% 2023[7]	5,870	5,974
Olin Corp. 5.00% 2030	1,950	1,860
Owens-Illinois, Inc. 5.875% 2023[7]	9,000	9,236
Plastipak Holdings, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 4.63% 2024[11,12,13]	2,209	2,222
Platform Specialty Products Corp. 6.50% 2022[7]	11,065	11,369
Platform Specialty Products Corp. 5.875% 2025[7]	14,275	13,936
Praxair, Inc. 2.25% 2020	6,287	6,186
Praxair, Inc. 3.00% 2021	2,500	2,489
Rayonier Advanced Materials Inc. 5.50% 2024[7]	13,933	13,550
Reynolds Group Inc. 5.75% 2020[11]	21,059	21,237
Reynolds Group Inc. 7.00% 2024[7]	4,200	4,381
The Income Fund of America — Page 23 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Rio Tinto PLC 4.125% 2042	$3,415	$3,420
Ryerson Inc. 11.00% 2022[7]	44,173	49,032
Scotts Miracle-Gro Co. 5.25% 2026	4,750	4,655
Sherwin-Williams Co. 2.75% 2022	7,640	7,404
Sherwin-Williams Co. 3.125% 2024	1,500	1,441
Sherwin-Williams Co. 3.45% 2027	9,210	8,711
Sherwin-Williams Co. 4.50% 2047	2,115	2,074
Smurfit Capital Funding PLC 7.50% 2025	980	1,181
SPCM SA 4.875% 2025[7]	13,475	13,084
Standard Industries Inc. 6.00% 2025[7]	4,600	4,796
Summit Materials, Inc. 8.50% 2022	875	949
Summit Materials, Inc. 6.125% 2023	9,325	9,535
Teck Resources Ltd. 5.20% 2042	1,000	943
Trinseo SA 5.375% 2025[7]	4,900	4,839
Tronox Ltd. 5.75% 2025[7]	3,795	3,700
Tronox Ltd. 6.50% 2026[7]	1,835	1,830
United States Steel Corp. 7.375% 2020	8,900	9,464
Vale SA 4.375% 2022	1,305	1,324
Vale SA 6.25% 2026	8,230	9,097
Venator Materials Corp. 5.75% 2025[7]	4,800	4,800
Warrior Met Coal, Inc. 8.00% 2024[7]	12,500	12,789
Westlake Chemical Corp. 4.375% 2047	1,695	1,585
Zekelman Industries Inc. 9.875% 2023[7]	5,246	5,784
		884,122
Telecommunication services 0.77%
Altice NV 6.625% 2023[7]	10,000	10,025
Altice SA 7.625% 2025[7]	2,100	1,900
AT&T Inc. 4.30% 2030[7]	3,513	3,404
AT&T Inc. 4.90% 2037	14,760	14,942
British Telecommunications PLC 9.125% 2030	11,131	16,017
CenturyLink, Inc. 6.75% 2023	33,275	33,192
CenturyLink, Inc. 7.50% 2024	9,000	9,202
CenturyLink, Inc., Series T, 5.80% 2022	10,200	10,200
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.03% 2025[11,12,13]	525	519
Deutsche Telekom International Finance BV 1.95% 2021[7]	8,700	8,315
Deutsche Telekom International Finance BV 2.82% 2022[7]	10,500	10,257
Deutsche Telekom International Finance BV 3.60% 2027[7]	5,000	4,825
Deutsche Telekom International Finance BV 9.25% 2032	13,620	20,176
Deutsche Telekom International Finance BV 4.875% 2042[7]	2,000	2,121
France Télécom 4.125% 2021	15,000	15,452
France Télécom 9.00% 2031	5,721	8,183
Frontier Communications Corp. 7.125% 2019	2,450	2,462
Frontier Communications Corp. 10.50% 2022	33,985	30,044
Frontier Communications Corp. 11.00% 2025	65,795	50,827
Frontier Communications Corp. 8.50% 2026[7]	10,800	10,530
Inmarsat PLC 4.875% 2022[7]	30,625	29,706
Inmarsat PLC 6.50% 2024[7]	10,025	9,850
Intelsat Jackson Holding Co. 7.25% 2020	7,485	7,345
Intelsat Jackson Holding Co. 7.50% 2021	21,735	20,675
Intelsat Jackson Holding Co. 5.50% 2023	2,125	1,788
Intelsat Jackson Holding Co. 6.625% 2024[11,13]	9,350	9,558
Intelsat Jackson Holding Co. 8.00% 2024[7]	21,300	22,525
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.27% 2020 (100% PIK)[11,12,13,14]	53,428	43,811
The Income Fund of America — Page 24 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Neptune Finco Corp. (Altice NV) 6.625% 2025[7]	$4,600	$4,755
Numericable Group SA 6.00% 2022[7]	4,800	4,752
Numericable Group SA 7.375% 2026[7]	4,650	4,528
Orange SA 5.50% 2044	3,000	3,431
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,034
SoftBank Group Corp. 4.50% 2020[7]	72,945	75,042
SoftBank Group Corp. 3.36% 2023[7,11]	18,769	18,747
Sprint Corp. 7.00% 2020	2,000	2,120
Sprint Corp. 11.50% 2021	5,880	7,056
Sprint Corp. 7.875% 2023	13,776	14,809
Sprint Corp. 7.125% 2024	4,650	4,800
Sprint Corp. 6.875% 2028	15,790	16,145
T-Mobile US, Inc. 6.50% 2026	11,750	12,514
Trilogy International Partners, LLC 8.875% 2022[7]	29,300	30,179
Verizon Communications Inc. 4.50% 2033	10,000	9,830
Verizon Communications Inc. 4.125% 2046	44,341	38,921
Verizon Communications Inc. 4.862% 2046	3,833	3,747
Verizon Communications Inc. 4.522% 2048	78,900	73,151
Wind Tre SpA 5.00% 2026[7]	35,150	29,712
Windstream Holdings, Inc. 8.75% 2024[7]	22,993	13,853
Zayo Group Holdings, Inc. 6.375% 2025	4,300	4,467
Zayo Group Holdings, Inc. 5.75% 2027[7]	3,675	3,657
Ziggo Bond Finance BV 5.50% 2027[7]	42,225	39,903
		828,004
Industrials 0.74%
ABB Finance (USA) Inc. 2.875% 2022	1,000	983
ACCO Brands Corp. 5.25% 2024[7]	7,200	7,218
ADT Corp. 3.50% 2022	8,350	7,844
Airbus Group SE 2.70% 2023[7]	885	859
Allison Transmission Holdings, Inc. 5.00% 2024[7]	17,530	17,262
American Airlines, Inc., 5.50% 2019[7]	2,350	2,403
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[11]	6,525	6,741
ARAMARK Corp. 5.125% 2024	7,225	7,370
ARAMARK Corp. 5.00% 2028[7]	3,230	3,151
Ashtead Group PLC 4.125% 2025[7]	4,850	4,614
Ashtead Group PLC 4.375% 2027[7]	4,850	4,589
Associated Materials, LLC 9.00% 2024[7]	45,825	48,574
Avis Budget Group, Inc. 5.50% 2023	11,970	11,895
Beacon Roofing Supply, Inc. 4.875% 2025[7]	5,635	5,353
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[7]	2,750	2,743
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[7]	8,250	8,033
Brand Energy 8.50% 2025[7]	10,155	10,510
Builders FirstSource, Inc. 5.625% 2024[7]	11,290	11,219
Canadian National Railway Co. 3.65% 2048	7,460	7,032
CD&R Waterworks Merger Sub, LLC 6.125% 2025[7]	4,850	4,777
CEVA Group PLC 7.00% 2021[2,7]	2,250	2,273
CEVA Group PLC 9.00% 2021[2,7]	1,050	1,066
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,11,12,13]	2,526	2,517
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.859% 2021[2,11,12,13]	3,528	3,515
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.859% 2021[2,11,12,13]	441	439
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.859% 2021[2,11,12,13]	2,558	2,548
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[11]	1	1
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[11]	3,063	3,180
The Income Fund of America — Page 25 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[11]	$—[6]	$—[6]
Corporate Risk Holdings LLC 9.50% 2019[2,7]	45,000	47,025
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,2,5,7,14]	13,781	14,745
CSX Corp. 3.80% 2028	12,835	12,646
DAE Aviation Holdings, Inc. 10.00% 2023[7]	30,820	33,555
Deck Chassis Acquisition Inc. 10.00% 2023[7]	11,175	11,845
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[11]	3,956	4,267
ERAC USA Finance Co. 5.25% 2020[7]	5,000	5,226
Euramax International, Inc. 12.00% 2020[7]	22,200	23,643
Fortive Corp. 2.35% 2021	2,825	2,740
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,675
General Electric Co. 2.70% 2022	7,750	7,481
General Electric Co. 4.125% 2042	11,000	10,012
General Electric Co. 5.00% (undated)	95,170	94,337
Hardwoods Acquisition Inc 7.50% 2021[7]	13,673	12,579
Harris Corp. 2.70% 2020	1,315	1,305
Harris Corp. 3.832% 2025	740	737
Hertz Global Holdings Inc. 7.625% 2022[7]	26,085	26,607
JELD-WEN Holding, Inc. 4.875% 2027[7]	4,975	4,701
KAR Auction Services, Inc. 5.125% 2025[7]	7,200	7,002
KLX Inc. 5.875% 2022[7]	2,140	2,242
Kratos Defense & Security Solutions, Inc. 6.50% 2025[7]	2,940	3,036
Lockheed Martin Corp. 1.85% 2018	2,535	2,526
Lockheed Martin Corp. 2.50% 2020	3,250	3,213
Lockheed Martin Corp. 3.10% 2023	695	687
Lockheed Martin Corp. 3.55% 2026	1,480	1,460
Lockheed Martin Corp. 4.50% 2036	560	583
Lockheed Martin Corp. 4.70% 2046	4,560	4,858
LSC Communications, Inc. 8.75% 2023[7]	17,550	18,098
Multi-Color Corp. 4.875% 2025[7]	6,080	5,685
Navistar International Corp. 6.625% 2025[7]	2,955	3,081
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 5.40% 2024[11,12,13]	1,980	1,996
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[7]	4,850	4,899
Northrop Grumman Corp. 2.55% 2022	6,825	6,581
Northrop Grumman Corp., 2.93% 2025	9,570	9,079
Northrop Grumman Corp., 3.25% 2028	11,995	11,199
Northrop Grumman Corp., 4.03% 2047	1,590	1,478
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.089% 2025[11,12,13]	4,535	4,581
Pisces Parent, LLC 8.00% 2026[7]	9,575	9,626
PrimeSource Building Products Inc 9.00% 2023[7]	2,810	2,951
R.R. Donnelley & Sons Co. 7.625% 2020[2]	1,057	1,113
R.R. Donnelley & Sons Co. 7.875% 2021[2]	17,945	18,842
R.R. Donnelley & Sons Co. 6.50% 2023[2]	14,780	14,991
Rexnord Corp. 4.875% 2025[7]	7,845	7,590
Rockwell Collins, Inc. 2.80% 2022	6,320	6,141
Rockwell Collins, Inc. 3.20% 2024	6,370	6,126
Roper Technologies, Inc. 2.80% 2021	1,725	1,687
Siemens AG 1.70% 2021[7]	11,000	10,489
Siemens AG 2.70% 2022[7]	12,975	12,708
Siemens AG 2.35% 2026[7]	3,960	3,566
Standard Aero Holdings, Inc., Term Loan B, 5.65% 2022[11,12,13]	569	574
Staples Inc. 8.50% 2025[7]	7,515	7,045
TransDigm Inc. 5.50% 2020	12,000	12,015
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[7,11]	2,805	2,903
The Income Fund of America — Page 26 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[11]	$4,750	$5,027
United Rentals, Inc. 4.625% 2025	6,950	6,759
United Rentals, Inc. 4.875% 2028	3,500	3,325
United Technologies Corp. 2.30% 2022	13,000	12,471
United Technologies Corp. 3.125% 2027	16,000	14,779
Virgin Australia Holdings Ltd. 8.50% 2019[7]	41,650	42,689
Virgin Australia Holdings Ltd. 7.875% 2021[7]	1,750	1,768
		802,304
Consumer staples 0.62%
Altria Group, Inc. 9.25% 2019	16,584	17,890
Altria Group, Inc. 2.625% 2020	10,420	10,359
Altria Group, Inc. 4.00% 2024	1,500	1,519
Altria Group, Inc. 2.625% 2026	1,100	996
Altria Group, Inc. 9.95% 2038	23,500	38,315
Altria Group, Inc. 4.25% 2042	20,000	18,793
Altria Group, Inc. 4.50% 2043	4,000	3,889
Altria Group, Inc. 5.375% 2044	4,595	5,053
Altria Group, Inc. 3.875% 2046	2,595	2,294
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,843
Anheuser-Busch InBev NV 3.50% 2024	6,525	6,499
Anheuser-Busch InBev NV 3.65% 2026	9,460	9,251
Anheuser-Busch InBev NV 4.00% 2028	10,525	10,486
Anheuser-Busch InBev NV 4.95% 2042	9,095	9,483
Anheuser-Busch InBev NV 4.90% 2046	3,215	3,322
Anheuser-Busch InBev NV 4.60% 2048	3,215	3,183
Avon Products, Inc. 7.875% 2022[7]	7,180	7,360
B&G Foods, Inc. 4.625% 2021	2,100	2,081
B&G Foods, Inc. 5.25% 2025	10,725	9,840
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.391% 2025[11,12,13]	16,798	17,032
British American Tobacco International Finance PLC 3.95% 2025[7]	8,000	7,894
British American Tobacco PLC 2.297% 2020[7]	15,000	14,683
British American Tobacco PLC 2.764% 2022[7]	15,690	15,073
British American Tobacco PLC 3.222% 2024[7]	35,000	33,264
British American Tobacco PLC 3.557% 2027[7]	15,520	14,573
British American Tobacco PLC 4.39% 2037[7]	9,000	8,635
British American Tobacco PLC 4.54% 2047[7]	10,440	9,854
Constellation Brands, Inc. 2.25% 2020	6,500	6,356
Constellation Brands, Inc. 2.65% 2022	19,835	19,016
Constellation Brands, Inc. 2.70% 2022	1,740	1,681
Constellation Brands, Inc. 3.20% 2023	11,299	11,068
Constellation Brands, Inc. 3.50% 2027	3,030	2,874
Constellation Brands, Inc. 3.60% 2028	1,850	1,758
Constellation Brands, Inc. 4.50% 2047	300	293
Constellation Brands, Inc. 4.10% 2048	4,825	4,367
Costco Wholesale Corp. 2.15% 2021	3,500	3,421
Costco Wholesale Corp. 2.30% 2022	3,500	3,391
Costco Wholesale Corp. 2.75% 2024	2,000	1,935
Costco Wholesale Corp. 3.00% 2027	7,500	7,139
Cott Beverages Inc. 5.50% 2025[7]	4,825	4,801
CVS Health Corp. 3.35% 2021	16,630	16,673
CVS Health Corp. 3.70% 2023	26,991	26,917
CVS Health Corp. 4.10% 2025	35,585	35,482
CVS Health Corp. 4.30% 2028	24,793	24,485
The Income Fund of America — Page 27 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 4.78% 2038	$9,755	$9,653
CVS Health Corp. 5.05% 2048	15,049	15,398
First Quality Enterprises, Inc. 5.00% 2025[7]	5,875	5,640
General Mills, Inc. 3.20% 2021	570	570
General Mills, Inc. 3.70% 2023	680	679
General Mills, Inc. 4.20% 2028	925	912
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.401% 2023[11,12,13]	4,903	4,970
Imperial Tobacco Finance PLC 3.50% 2023[7]	10,000	9,862
Molson Coors Brewing Co. 1.45% 2019	4,865	4,775
Molson Coors Brewing Co. 1.90% 2019	210	209
Molson Coors Brewing Co. 2.25% 2020	680	669
Molson Coors Brewing Co. 2.10% 2021	8,880	8,516
Molson Coors Brewing Co. 3.00% 2026	2,770	2,540
Molson Coors Brewing Co. 4.20% 2046	4,200	3,827
Pernod Ricard SA 4.45% 2022[7]	12,625	13,065
Philip Morris International Inc. 2.375% 2022	5,035	4,829
Philip Morris International Inc. 2.50% 2022	16,500	15,823
Philip Morris International Inc. 2.625% 2022	8,405	8,182
Philip Morris International Inc. 3.125% 2028	2,500	2,351
Philip Morris International Inc. 4.25% 2044	2,000	1,941
Pilgrim’s Pride Corp. 5.75% 2025[7]	2,565	2,514
Pinnacle Foods Inc. 5.875% 2024	4,675	4,839
Post Holdings, Inc. 5.00% 2026[7]	1,900	1,786
Post Holdings, Inc. 5.625% 2028[7]	5,485	5,259
Reckitt Benckiser Group PLC 2.375% 2022[7]	1,435	1,373
Reckitt Benckiser Group PLC 2.75% 2024[7]	3,935	3,711
Reynolds American Inc. 3.25% 2020	5,510	5,516
Reynolds American Inc. 3.25% 2022	6,150	6,037
Reynolds American Inc. 4.00% 2022	890	898
Reynolds American Inc. 4.45% 2025	5,610	5,686
Reynolds American Inc. 5.70% 2035	3,130	3,457
Reynolds American Inc. 5.85% 2045	16,200	18,240
Spectrum Brands Inc. 6.125% 2024	4,650	4,743
Walgreens Boots Alliance, Inc. 3.30% 2021	5,200	5,183
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,872
WM. Wrigley Jr. Co. 2.90% 2019[7]	1,285	1,285
WM. Wrigley Jr. Co. 3.375% 2020[7]	22,500	22,623
		667,554
Information technology 0.49%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.234% 2025[11,12,13]	16,425	16,304
Apple Inc. 2.75% 2025	13,000	12,422
Apple Inc. 2.90% 2027	3,000	2,823
Apple Inc. 3.00% 2027	3,000	2,837
Apple Inc. 3.20% 2027	8,500	8,206
Apple Inc. 3.35% 2027	4,855	4,753
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.302% 2025[11,12,13]	3,985	4,124
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.355% 2021[11,12,13]	2,748	2,601
BMC Software, Inc. 9.00% 2019[7,14]	263	263
Broadcom Ltd. 3.00% 2022	38,500	37,556
Broadcom Ltd. 2.65% 2023	10,500	9,947
Broadcom Ltd. 3.625% 2024	34,625	33,670
Broadcom Ltd. 3.875% 2027	47,175	45,077
Broadcom Ltd. 3.50% 2028	3,500	3,220
The Income Fund of America — Page 28 of 43

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Camelot Finance SA 7.875% 2024[7]	$11,060	$11,558
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 8.651% 2025[11,12,13]	950	966
Dell Inc. 2.65% 2020	1,300	1,267
EchoStar Corp. 6.625% 2026	4,875	4,851
Ellucian, Inc. 9.00% 2023[7]	775	820
First Data Corp. 5.375% 2023[7]	10,950	11,194
First Data Corp. 7.00% 2023[7]	71,824	75,335
First Data Corp. 5.00% 2024[7]	8,325	8,419
First Data Corp. 5.75% 2024[7]	7,650	7,785
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[7]	10,800	11,961
Gogo Inc. 12.50% 2022[7]	58,450	65,099
Infor (US), Inc. 6.50% 2022	8,420	8,588
Infor Software 7.125% 2021[7,14]	6,525	6,598
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 5.647% 2024[11,12,13]	1,197	1,199
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.397% 2025[11,12,13]	2,685	2,712
JDA Software Group, Inc. 7.375% 2024[7]	600	624
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.880% 2023[11,12,13]	1,634	1,650
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.023% 2024[11,12,13]	24,260	25,230
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.401% 2024[11,12,13]	12,576	12,747
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.401% 2025[11,12,13]	175	178
Microsoft Corp. 1.55% 2021	4,500	4,314
Microsoft Corp. 2.65% 2022	6,000	5,897
Microsoft Corp. 2.875% 2024	6,865	6,701
Microsoft Corp. 3.30% 2027	2,375	2,326
Microsoft Corp. 4.20% 2035	6,000	6,324
Microsoft Corp. 4.25% 2047	1,750	1,825
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.151% 2025[11,12,13]	1,025	1,031
Oracle Corp. 2.65% 2026	9,000	8,335
Oracle Corp. 3.25% 2027	1,375	1,321
Solera Holdings, Inc. 10.50% 2024[7]	3,700	4,135
Tempo Acquisition LLC 6.75% 2025[7]	4,050	4,020
Tencent Holdings Ltd. 2.985% 2023[7]	2,500	2,421
Tencent Holdings Ltd. 3.595% 2028[7]	1,500	1,425
Unisys Corp. 10.75% 2022[7]	21,190	23,786
Veritas Holdings Limited 7.50% 2023[7]	4,745	4,591
Veritas Holdings Limited 10.50% 2024[7]	1,275	1,109
Visa Inc. 3.15% 2025	8,000	7,801
VMware, Inc. 2.95% 2022	2,500	2,404
Western Digital Corp. 4.75% 2026	1,235	1,220
		533,570
Real estate 0.33%
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	790
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,604
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,199
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,695	1,636
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,358
American Campus Communities, Inc. 3.35% 2020	3,380	3,376
American Campus Communities, Inc. 3.75% 2023	3,985	3,973
American Campus Communities, Inc. 4.125% 2024	28,615	28,391
American Campus Communities, Inc. 3.625% 2027	765	713
American Tower Corp. 3.40% 2019	6,400	6,428
American Tower Corp. 3.55% 2027	2,525	2,359
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,726
The Income Fund of America — Page 29 of 43

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Corporate Office Properties LP 5.25% 2024	$9,150	$9,540
Corporate Office Properties LP 5.00% 2025	2,165	2,218
Crescent Resources Holdings LLC 8.875% 2021[7]	1,140	1,203
DCT Industrial Trust Inc. 4.50% 2023	5,570	5,747
EPR Properties 4.50% 2025	3,630	3,557
EPR Properties 4.75% 2026	11,740	11,500
EPR Properties 4.50% 2027	10,725	10,183
Equinix, Inc. 5.75% 2025	525	547
Equinix, Inc. 5.875% 2026	1,275	1,323
Equinix, Inc. 5.375% 2027	16,405	16,733
Essex Portfolio LP 3.625% 2022	9,550	9,540
Essex Portfolio LP 3.25% 2023	4,400	4,279
Essex Portfolio LP 3.875% 2024	5,900	5,869
Hospitality Properties Trust 4.25% 2021	20,500	20,746
Hospitality Properties Trust 5.00% 2022	3,500	3,610
Hospitality Properties Trust 4.50% 2023	7,835	7,912
Hospitality Properties Trust 4.50% 2025	7,900	7,833
Hospitality Properties Trust 3.95% 2028	4,225	3,864
Host Hotels & Resorts LP 4.50% 2026	5,675	5,655
Howard Hughes Corp. 5.375% 2025[7]	23,325	23,325
Iron Mountain Inc. 5.75% 2024	4,325	4,293
Iron Mountain Inc. 4.875% 2027[7]	15,905	15,050
Iron Mountain Inc. 5.25% 2028[7]	2,490	2,356
Kimco Realty Corp. 3.40% 2022	3,030	2,994
Medical Properties Trust, Inc. 5.00% 2027	7,000	6,650
Prologis, Inc. 4.25% 2023	25,000	25,767
Public Storage 3.094% 2027	1,235	1,164
Realogy Corp. 4.50% 2019[7]	18,600	18,834
Realogy Corp. 5.25% 2021[7]	3,550	3,590
Realogy Corp. 4.875% 2023[7]	3,875	3,765
SBA Communications Corp. 4.00% 2022[7]	7,500	7,181
Scentre Group 2.375% 2021[7]	4,575	4,423
Scentre Group 3.25% 2025[7]	3,140	2,974
Scentre Group 3.50% 2025[7]	5,455	5,296
Scentre Group 3.75% 2027[7]	3,000	2,908
Select Income REIT 3.60% 2020	5,775	5,745
Select Income REIT 4.15% 2022	1,035	1,033
UDR, Inc. 3.50% 2028	3,315	3,128
WEA Finance LLC 2.70% 2019[7]	8,525	8,472
WEA Finance LLC 3.25% 2020[7]	10,195	10,155
Westfield Corp. Ltd. 3.15% 2022[7]	6,020	5,910
		351,425
Total corporate bonds & notes		12,467,566
Mortgage-backed obligations 2.46%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[11]	3,561	3,230
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.464% 2047[11,12]	2,513	2,112
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[11]	807	824
Fannie Mae 5.50% 2018[11]	—[6]	—[6]
Fannie Mae 6.00% 2021[11]	52	54
Fannie Mae 4.50% 2024[11]	893	925
Fannie Mae 5.50% 2024[11]	81	85
Fannie Mae 4.50% 2025[11]	854	887
The Income Fund of America — Page 30 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2025[11]	$518	$538
Fannie Mae 4.50% 2025[11]	500	516
Fannie Mae 4.50% 2025[11]	454	471
Fannie Mae 6.00% 2026[11]	1,663	1,841
Fannie Mae 7.00% 2026[11]	308	337
Fannie Mae 6.00% 2028[11]	1,880	2,081
Fannie Mae 7.00% 2028[11]	738	810
Fannie Mae 7.00% 2028[11]	120	132
Fannie Mae 3.00% 2032[11]	15,021	14,908
Fannie Mae 3.50% 2033[8,11]	110,000	111,263
Fannie Mae 3.50% 2033[8,11]	50,000	50,504
Fannie Mae 3.50% 2033[8,11]	2,000	2,018
Fannie Mae 5.50% 2033[11]	279	306
Fannie Mae 5.50% 2035[11]	248	272
Fannie Mae 3.00% 2036[11]	41,054	40,296
Fannie Mae 3.00% 2036[11]	35,625	34,967
Fannie Mae 3.00% 2036[11]	1,991	1,954
Fannie Mae 5.50% 2036[11]	1,598	1,749
Fannie Mae 6.00% 2036[11]	449	501
Fannie Mae 6.00% 2036[11]	410	455
Fannie Mae 6.00% 2036[11]	172	190
Fannie Mae 3.00% 2037[11]	37,297	36,608
Fannie Mae 3.00% 2037[11]	23,015	22,589
Fannie Mae 3.00% 2037[11]	22,733	22,281
Fannie Mae 6.00% 2037[11]	7,091	7,903
Fannie Mae 6.00% 2037[11]	1,069	1,192
Fannie Mae 6.00% 2037[11]	769	853
Fannie Mae 6.00% 2037[11]	38	40
Fannie Mae 6.50% 2037[11]	433	483
Fannie Mae 6.50% 2037[11]	374	417
Fannie Mae 6.50% 2037[11]	239	266
Fannie Mae 6.50% 2037[11]	102	114
Fannie Mae 7.00% 2037[11]	103	110
Fannie Mae 7.00% 2037[11]	80	87
Fannie Mae 7.50% 2037[11]	110	115
Fannie Mae 7.50% 2037[11]	84	88
Fannie Mae 5.50% 2038[11]	337	368
Fannie Mae 6.00% 2038[11]	1,539	1,716
Fannie Mae 6.00% 2038[11]	865	963
Fannie Mae 6.00% 2038[11]	691	767
Fannie Mae 4.50% 2039[11]	14,851	15,652
Fannie Mae 6.00% 2039[11]	858	950
Fannie Mae 6.50% 2039[11]	311	347
Fannie Mae 4.00% 2040[11]	7,758	7,961
Fannie Mae 4.00% 2040[11]	4,250	4,361
Fannie Mae 4.00% 2040[11]	311	320
Fannie Mae 4.50% 2040[11]	41	43
Fannie Mae 4.50% 2040[11]	26	27
Fannie Mae 5.00% 2040[11]	4,231	4,549
Fannie Mae 4.00% 2041[11]	6,696	6,871
Fannie Mae 4.00% 2041[11]	5,146	5,281
Fannie Mae 4.00% 2041[11]	511	525
Fannie Mae 4.00% 2041[11]	304	312
Fannie Mae 4.00% 2041[11]	273	281
Fannie Mae 4.00% 2041[11]	142	146
The Income Fund of America — Page 31 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2041[11]	$126	$132
Fannie Mae 5.00% 2041[11]	274	295
Fannie Mae 5.00% 2041[11]	272	293
Fannie Mae 5.00% 2041[11]	212	229
Fannie Mae 5.00% 2041[11]	197	212
Fannie Mae 3.50% 2042[11]	12,201	12,197
Fannie Mae 4.00% 2042[11]	5,784	5,935
Fannie Mae 4.00% 2042[11]	2,468	2,533
Fannie Mae 4.00% 2042[11]	826	848
Fannie Mae 4.00% 2043[11]	2,764	2,847
Fannie Mae 4.00% 2043[11]	2,185	2,251
Fannie Mae 4.00% 2043[11]	1,787	1,834
Fannie Mae 3.50% 2045[11]	14,077	14,031
Fannie Mae 4.00% 2045[11]	43,573	44,683
Fannie Mae 4.00% 2045[11]	7,194	7,377
Fannie Mae 3.00% 2046[11]	69,099	66,730
Fannie Mae 3.50% 2046[11]	26,434	26,346
Fannie Mae 3.50% 2047[11]	9,208	9,151
Fannie Mae 3.50% 2047[11]	1,375	1,366
Fannie Mae 4.00% 2047[11]	51,332	52,404
Fannie Mae 4.00% 2047[11]	24,622	25,239
Fannie Mae 4.00% 2047[11]	15,989	16,308
Fannie Mae 6.50% 2047[11]	247	267
Fannie Mae 6.50% 2047[11]	180	194
Fannie Mae 6.50% 2047[11]	180	194
Fannie Mae 6.50% 2047[11]	169	182
Fannie Mae 7.00% 2047[11]	282	307
Fannie Mae 7.00% 2047[11]	212	232
Fannie Mae 7.00% 2047[11]	143	156
Fannie Mae 7.00% 2047[11]	67	73
Fannie Mae 3.50% 2048[11]	106,706	106,017
Fannie Mae 3.50% 2048[11]	67,155	66,714
Fannie Mae 3.50% 2048[11]	53,000	52,650
Fannie Mae 3.50% 2048[8,11]	34,280	33,967
Fannie Mae 4.00% 2048[8,11]	276,750	281,317
Fannie Mae 4.00% 2048[11]	159,127	162,307
Fannie Mae 4.00% 2048[11]	34,000	34,679
Fannie Mae 4.50% 2048[8,11]	118,000	122,644
Fannie Mae 4.50% 2048[11]	83,477	87,166
Fannie Mae, Series 2001-4, Class NA, 9.216% 2025[11,12]	—[6]	—[6]
Fannie Mae, Series 2001-4, Class GA, 9.232% 2025[11,12]	23	24
Fannie Mae, Series 2001-20, Class E, 9.572% 2031[11,12]	24	25
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[11]	2,778	3,001
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[11]	1,360	1,444
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[11]	262	297
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[11]	253	280
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[11]	171	195
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042[11,12]	458	497
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,12]	4,285	4,146
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[11]	11,090	10,868
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[11]	6,989	6,903
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[11,12]	8,367	8,463
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,12]	9,215	9,380
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,12]	7,990	7,950
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.464% 2024[11,12]	10,000	10,155
The Income Fund of America — Page 32 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.49% 2026[11,12]	$16,665	$15,544
Freddie Mac 4.50% 2035[11]	7,493	7,838
Freddie Mac 3.00% 2036[11]	1,842	1,807
Freddie Mac 3.00% 2036[11]	1,020	1,001
Freddie Mac 5.50% 2037[11]	259	283
Freddie Mac 5.50% 2038[11]	869	950
Freddie Mac 6.50% 2038[11]	775	873
Freddie Mac 4.50% 2039[11]	722	760
Freddie Mac 5.00% 2039[11]	1,979	2,129
Freddie Mac 5.00% 2039[11]	1,174	1,262
Freddie Mac 5.00% 2039[11]	660	707
Freddie Mac 5.50% 2039[11]	408	444
Freddie Mac 4.50% 2040[11]	16,820	17,705
Freddie Mac 4.00% 2041[11]	1,280	1,316
Freddie Mac 4.50% 2041[11]	1,414	1,479
Freddie Mac 4.50% 2041[11]	1,329	1,393
Freddie Mac 4.50% 2041[11]	1,303	1,368
Freddie Mac 5.00% 2041[11]	96	103
Freddie Mac 4.50% 2042[11]	2,518	2,650
Freddie Mac 4.50% 2042[11]	1,540	1,620
Freddie Mac 4.00% 2043[11]	4,493	4,609
Freddie Mac 4.00% 2043[11]	4,231	4,343
Freddie Mac 4.00% 2043[11]	2,277	2,344
Freddie Mac 4.00% 2043[11]	1,712	1,759
Freddie Mac 4.00% 2045[11]	26,363	27,035
Freddie Mac 4.00% 2046[11]	20,822	21,295
Freddie Mac 4.00% 2046[11]	15,412	15,775
Freddie Mac 4.00% 2046[11]	14,100	14,431
Freddie Mac 4.50% 2046[11]	11,725	12,215
Freddie Mac 4.50% 2046[11]	3,701	3,856
Freddie Mac 3.50% 2047[11]	82,948	82,419
Freddie Mac 3.50% 2047[11]	38,667	38,424
Freddie Mac 3.50% 2047[11]	24,489	24,332
Freddie Mac 3.50% 2047[11]	22,621	22,492
Freddie Mac 3.50% 2047[11]	1,827	1,816
Freddie Mac 4.00% 2047[11]	35,737	36,493
Freddie Mac 4.00% 2048[11]	5,587	5,696
Freddie Mac 4.50% 2048[8,11]	5,500	5,715
Freddie Mac, Series 2890, Class KT, 4.50% 2019[11]	1,323	1,325
Freddie Mac, Series 2289, Class NB, 9.00% 2022[11,12]	3	3
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 5.297% 2023[11,12]	325	327
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.097% 2024[11,12]	5,054	5,217
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.847% 2025[11,12]	3,182	3,272
Freddie Mac, Series 3257, Class PA, 5.50% 2036[11]	2,935	3,206
Freddie Mac, Series 3286, Class JN, 5.50% 2037[11]	2,292	2,397
Freddie Mac, Series 3318, Class JT, 5.50% 2037[11]	1,232	1,290
Freddie Mac, Series K019, Class A2, Multi Family, 2.272% 2022[11]	8,000	7,795
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[11]	8,280	8,083
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 2023[11]	8,406	8,354
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[11,12]	9,150	9,320
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[11]	10,000	9,915
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[11]	6,340	6,198
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[11]	7,695	7,565
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[11]	5,700	5,598
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[11]	7,165	7,091
The Income Fund of America — Page 33 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[11]	$6,925	$6,942
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[11]	7,857	7,797
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[11]	15,120	15,363
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2049[11]	10,265	10,129
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[11]	16,279	15,837
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 2056[11]	15,856	15,477
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.25% 2056[11,12]	15,285	14,879
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]	15,155	14,785
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[11]	1,795	1,752
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[11]	3,940	3,759
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]	3,044	2,986
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[11]	9,564	10,021
Government National Mortgage Assn. 10.00% 2021[11]	36	36
Government National Mortgage Assn. 10.00% 2025[11]	18	19
Government National Mortgage Assn. 4.50% 2041[11]	861	897
Government National Mortgage Assn. 3.50% 2048[8,11]	54,000	54,038
Government National Mortgage Assn. 4.00% 2048[8,11]	57,500	58,703
Government National Mortgage Assn. 4.00% 2048[8,11]	50,000	51,121
Government National Mortgage Assn. 4.00% 2048[1,11]	34,000	34,837
Government National Mortgage Assn. 4.00% 2048[11]	19,762	20,306
Government National Mortgage Assn. 4.00% 2048[11]	5,183	5,341
Government National Mortgage Assn. 4.50% 2048[8,11]	45,000	46,616
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA1, 4.50% 2019[11]	41	41
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.578% 2036[11,12]	4,189	3,794
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[11]	8,343	8,405
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[7,11]	2,634	2,699
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[11,12]	1,168	1,168
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[7,11]	8,745	8,780
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,11,12]	9,015	9,093
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.693% 2036[11,12]	2,582	2,269
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[7,11,12]	19,175	18,943
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.209% 2051[11,12]	4,300	4,415
		2,649,232
Federal agency bonds & notes 0.69%
Fannie Mae 6.25% 2029	32,000	40,823
Federal Home Loan Bank 0.875% 2018	12,860	12,838
Federal Home Loan Bank 1.50% 2019	50,000	49,292
Federal Home Loan Bank 2.125% 2020	95,000	94,365
Federal Home Loan Bank 2.375% 2020	125,000	124,643
Freddie Mac 1.875% 2020	75,000	73,603
Freddie Mac 2.50% 2020	200,000	200,018
Freddie Mac 2.375% 2021	150,000	148,801
		744,383
Asset-backed obligations 0.19%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[7,11]	8,000	7,926
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 2021[11]	6,000	5,978
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 3.369% 2025[7,11,12]	1,716	1,719
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[7,11]	235	235
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 3.289% 2026[7,11,12]	6,505	6,513
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[11]	8,230	8,139
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[11]	301	301
Countryplace Manufactured Housing Contract, Series 2005-1, Class A4, AMBAC insured, 5.20% 2035[7,11,12]	917	948
The Income Fund of America — Page 34 of 43

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.037% 2037[11,12]	$959	$911
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.047% 2037[11,12]	1,679	1,603
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[7,11]	1,359	1,361
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[7,11]	2,860	2,864
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[7,11]	3,604	3,613
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[7,11]	10,500	10,159
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[7,11]	16,000	15,680
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,11]	19,975	19,581
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 2029[7,11]	9,065	8,754
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,11]	25,910	25,467
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[7,11]	4,782	4,754
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[11]	865	849
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[11]	605	595
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[7,11]	7,940	7,766
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.057% 2037[11,12]	964	926
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[11]	469	469
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[11]	11,727	11,720
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[11]	2,848	2,848
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[11]	2,430	2,422
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[7,11]	4,510	4,453
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 3.378% 2025[7,11,12]	15,250	15,271
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[7,11]	9,520	9,454
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[7,11]	2,246	2,230
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[7,11]	4,837	4,938
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[7,11]	4,801	4,728
Voya CLO Ltd., Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 3.080% 2026[7,11,12]	1,235	1,237
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 3.298% 2026[7,11,12]	4,995	5,001
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[11]	420	420
		201,833
Municipals 0.09% Illinois 0.05%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[11]	60,130	56,123
California 0.03%
Various Purpose G.O. Bonds, 6.20% 2019	24,675	25,443
New Jersey 0.01%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	6,000	6,128
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,444
		14,572
		96,138
Bonds & notes of governments & government agencies outside the U.S. 0.08%
CPPIB Capital Inc. 1.25% 2019[7]	3,900	3,827
CPPIB Capital Inc. 2.375% 2021[7]	8,000	7,875
Portuguese Republic 5.125% 2024	39,415	41,836
Qatar (State of) 3.875% 2023[7]	10,470	10,443
Qatar (State of) 4.50% 2028[7]	3,390	3,388
The Income Fund of America — Page 35 of 43

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 5.103% 2048[7]	$2,000	$1,986
Saudi Arabia (Kingdom of) 2.875% 2023[7]	5,000	4,778
Saudi Arabia (Kingdom of) 4.00% 2025[7]	17,720	17,489
		91,622
Miscellaneous 0.02%
Other bonds & notes in initial period of acquisition		21,668
Total bonds, notes & other debt instruments (cost: $29,447,743,000)		29,158,264
Short-term securities 6.25%
Apple Inc. 1.83%–1.89% due 5/8/2018–6/19/2018[7]	193,600	193,330
CAFCO, LLC 1.81% due 5/16/2018[7]	50,000	49,960
Chevron Corp. 1.75% due 5/2/2018[7]	13,900	13,899
Coca-Cola Co. 2.03% due 7/25/2018[7]	50,000	49,758
Eli Lilly and Co. 1.82% due 5/16/2018[7]	80,400	80,336
ExxonMobil Corp. 1.76% due 5/11/2018	75,000	74,960
Fannie Mae 1.67%–1.69% due 6/18/2018–6/25/2018	129,200	128,903
Federal Farm Credit Banks 1.24% due 5/3/2018	50,000	49,995
Federal Home Loan Bank 1.29%–1.84% due 5/1/2018–7/25/2018	1,818,400	1,815,412
Freddie Mac 1.30% due 5/4/2018	45,000	44,994
IBM Credit LLC 1.87% due 5/1/2018[7]	100,000	99,995
Intel Corp. 1.88% due 5/18/2018	50,000	49,955
John Deere Canada ULC 1.97% due 5/24/2018[7]	3,000	2,996
Jupiter Securitization Co., LLC 1.81% due 5/4/2018[7]	40,000	39,992
PepsiCo Inc. 1.75%–1.80% due 5/15/2018–5/17/2018[7]	94,000	93,922
U.S. Bank, N.A. 1.50% due 5/7/2018	50,000	49,998
U.S. Treasury Bills 1.24%–2.01% due 5/10/2018–3/28/2019	3,757,900	3,713,561
Wal-Mart Stores, Inc. 1.83%–1.84% due 5/21/2018–5/22/2018[7]	154,400	154,231
Walt Disney Co. 1.81% due 5/18/2018[7]	25,000	24,977
Total short-term securities (cost: $6,734,496,000)		6,731,174
Total investment securities 100.17% (cost: $91,107,618,000)		107,947,886
Other assets less liabilities (0.17)%		(178,859)
Net assets 100.00%		$107,769,027
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 4/30/2018 (000)
Purchases (000)	Sales (000)
USD67,913	AUD87,000	JPMorgan Chase	5/21/2018	$2,413
The Income Fund of America — Page 36 of 43

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended April 30, 2018, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 4/30/2018 (000)
Common stocks 2.39%
Financials 0.08%
Redwood Trust, Inc. REIT	5,444,717	—	—	5,444,717	$—	$(10,508)	$4,574	$83,522
Umpqua Holdings Corp.[16]	11,487,800	—	1,862,800	9,625,000	5,276	49,142	6,061	—
								83,522
Industrials 0.82%
Edenred SA1	12,231,900	—	—	12,231,900	—	98,800	—	419,925
Hubbell Inc.	3,430,000	—	—	3,430,000	—	(51,210)	7,683	356,240
Douglas Dynamics, Inc.	1,444,000	—	144,000	1,300,000	3,653	10,513	1,003	54,275
R.R. Donnelley & Sons Co.	4,019,407	300,000	—	4,319,407	—	(16,238)	1,814	36,499
CEVA Group PLC[1,3,4]	35,229	—	—	35,229	—	3,787	—	14,972
								881,911
Information technology 0.05%
Corporate Risk Holdings I, Inc.[1,3,4,5]	2,205,215	—	—	2,205,215	—	25,139	—	59,475
Corporate Risk Holdings Corp.[1,3,4,5]	11,149	—	—	11,149	—	—	—	—[6]
								59,475
Energy 0.03%
Ascent Resources - Utica, LLC, Class A1,3,4,5	110,214,618	—	—	110,214,618	—	661	—	25,349
White Star Petroleum Corp., Class A1,3,4,5	6,511,401	—	—	6,511,401	—	—	—	5,535
								30,884
Health care 0.00%
Rotech Healthcare Inc.[1,3,4,5]	543,172	—	—	543,172	—	(739)	—	1,086
Materials 1.14%
WestRock Co.	13,184,832	1,082,000	—	14,266,832	—	16,319	16,898	844,026
Boral Ltd.[1]	72,364,400	3,837,175	—	76,201,575	—	(32,888)	14,055	391,867
								1,235,893
Consumer discretionary 0.27%
Nokian Renkaat Oyj[1]	7,975,161	—	750,000	7,225,161	3,577	(7,547)	13,925	288,998
ProSiebenSat.1 Media SE1,16	12,985,000	—	4,434,000	8,551,000	(52,158)	(10,191)	—	—
								288,998
Real estate 0.00%
Iron Mountain Inc. REIT[16]	14,195,180	1,055,220	1,520,000	13,730,400	10,160	(36,218)	23,321	—
OUTFRONT Media Inc. REIT[16]	9,064,824	—	2,440,530	6,624,294	(35,360)	(1,312)	9,790	—
								—
Telecommunication services 0.00%
NII Holdings, Inc.[3,16]	5,194,089	—	5,194,089	—	(79,569)	81,440	—	—
TalkTalk Telecom Group PLC[1,16]	58,421,891	—	12,922,418	45,499,473	(9,286)	(23,793)	1,944	—
								—
Total common stocks								2,581,769
The Income Fund of America — Page 37 of 43

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 4/30/2018 (000)
Convertible stocks 0.02%
Industrials 0.02%
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.353% convertible preferred[1,4]	29,937	—	—	29,937	$—	$5,838	$—	$18,711
CEVA Group PLC, Series A-2, (3-month USD-LIBOR + 2.00%) 4.353% convertible preferred[1,4]	13,633	—	9,882	3,751	(4,529)	6,643	—	1,594
								20,305
Bonds, notes & other debt instruments 0.14%
Energy 0.00%
Ascent Resources-Utica LLC 10.00% 2022[7]	$1,900,000	—	$1,090,000	$810,000	76	31	85	875
Health care 0.04%
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.325% 2023[1,5,11,12,13,14]	—	$28,148,116	—	$28,148,116	—	(2,272)	4	25,423
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 2023[1,5,11,12,13]	—	$14,650,000	—	$14,650,000	—	—	73	14,650
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 6.562% 2018[1,12]	$11,646,250	—	$11,646,250	—	—	58	465	—
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 11.062% 2019[1,12]	$9,200,000	—	$9,200,000	—	—	46	664	—
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[1,12]	$25,856,141	$2,291,975	$28,148,116	—	—	(56)	2,528	—
								40,073
Consumer discretionary 0.00%
CBS Outdoor Americas Inc. 5.25% 2022[16]	$26,000,000	—	$1,000,000	$25,000,000	39	(557)	1,005	—
Industrials 0.10%
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.859% 2021[11,12,13]	$3,555,443	—	$27,561	$3,527,882	—[6]	188	196	3,515
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.859% 2021[11,12,13]	$2,577,696	—	$19,983	$2,557,714	—[6]	136	143	2,548
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[11,12,13]	$2,526,478	—	—	$2,526,478	—	133	108	2,517
The Income Fund of America — Page 38 of 43

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 4/30/2018 (000)
CEVA Group PLC 7.00% 2021[7]	$2,250,000	—	—	$2,250,000	$—	$107	$118	$2,273
CEVA Group PLC 9.00% 2021[7]	$1,050,000	—	—	$1,050,000	—	150	71	1,066
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.859% 2021[11,12,13]	$444,430	—	$3,445	$440,985	—[6]	23	25	439
Corporate Risk Holdings LLC 9.50% 2019[7]	$45,000,000	—	—	$45,000,000	—	(1,013)	3,195	47,025
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,5,7,14]	$16,194,418	$871,385	$3,285,000	$13,780,803	60	(57)	1,435	14,745
R.R. Donnelley & Sons Co. 7.875% 2021	$23,445,000	—	$5,500,000	$17,945,000	(18)	(711)	993	18,842
R.R. Donnelley & Sons Co. 6.50% 2023	$17,780,000	—	$3,000,000	$14,780,000	(34)	65	892	14,991
R.R. Donnelley & Sons Co. 7.625% 2020	$957,000	$100,000	—	$1,057,000	—	(51)	54	1,113
								109,074
Real estate 0.00%
Iron Mountain Inc. 4.875% 2027[7,16]	—	$15,905,000	—	$15,905,000	—	(465)	308	—
Iron Mountain Inc. 5.25% 2028[7,16]	—	$7,490,000	$5,000,000	$2,490,000	(109)	(37)	50	—
Iron Mountain Inc. 5.75% 2024[16]	$4,325,000	—	—	$4,325,000	—	(187)	199	—
Iron Mountain Inc. 6.00% 2020[7,16]	$30,925,000	—	$30,925,000	—	976	(1,160)	240	—
Iron Mountain Inc. 6.00% 2023[16]	$950,000	—	$950,000	—	37	(59)	32	—
								—
Total bonds, notes & other debt instruments								150,022
Total 2.55%					$(157,209)	$101,950	$113,951	$2,752,096
The Income Fund of America — Page 39 of 43

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $20,612,922,000, which represented 19.13% of the net assets of the fund. This amount includes $20,274,426,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,317,287,000, which represented 4.93% of the net assets of the fund.
[8]	Purchased on a TBA basis.
[9]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,516,000, which represented less than .01% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Coupon rate may change periodically.
[13]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $305,743,000, which represented .28% of the net assets of the fund.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[15]	Scheduled interest and/or principal payment was not received.
[16]	Unaffiliated issuer at 4/30/2018.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017—02/08/2018	$95,225	$96,177.09%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	20,000	20,150.02
Corporate Risk Holdings I, Inc.	8/31/2015	24,500	59,475.06
Corporate Risk Holdings Corp.	9/1/2015	— [6]	— [6]	.00
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.353% convertible preferred	4/3/2013	29,938	18,711.02
CEVA Group PLC	5/2/2013	34,036	14,972.01
CEVA Group PLC, Series A-2, (3-month USD-LIBOR + 2.00%) 4.353% convertible preferred	5/2/2013	3,624	1,594.00
Ascent Resources - Utica, LLC, Class A	4/25/2016—11/15/2016	56,848	25,349.02
White Star Petroleum Corp., Class A	6/30/2016	4,354	5,535.01
Rotech Healthcare Inc.	9/26/2013	19,660	1,086.00
Total private placement securities		$288,185	$243,049.23%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Income Fund of America — Page 40 of 43

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $432,471,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
The Income Fund of America — Page 41 of 43

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$6,201,627	$3,740,856	$—	$9,942,483
Industrials	5,186,315	2,629,662	84	7,816,061
Information technology	5,902,337	1,110,458	59,475	7,072,270
Energy	5,484,597	1,537,364	30,884	7,052,845
Consumer staples	5,458,087	1,320,895	—	6,778,982
Health care	3,457,213	2,477,532	1,086	5,935,831
Materials	4,006,121	1,924,211	—	5,930,332
Consumer discretionary	4,342,008	1,395,264	5	5,737,277
Real estate	4,482,716	173,628	—	4,656,344
Telecommunication services	1,906,123	697,637	—	2,603,760
Utilities	1,557,721	755,627	—	2,313,348
Miscellaneous	2,140,669	2,606,445	12,122	4,759,236
Preferred securities	279,764	—	—	279,764
Rights & warrants	—	328	1,603	1,931
Convertible stocks	224,299	20,305	28,124	272,728
Convertible bonds	—	905,256	—	905,256
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	12,885,822	—	12,885,822
Corporate bonds & notes	—	12,412,748	54,818	12,467,566
Mortgage-backed obligations	—	2,649,232	—	2,649,232
Federal agency bonds & notes	—	744,383	—	744,383
Asset-backed obligations	—	201,833	—	201,833
Municipals	—	96,138	—	96,138
Bonds & notes of governments & government agencies outside the U.S.	—	91,622	—	91,622
Miscellaneous	—	21,668	—	21,668
Short-term securities	—	6,731,174	—	6,731,174
Total	$50,629,597	$57,130,088	$188,201	$107,947,886

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,413	$—	$2,413
*	Securities with a value of $20,274,425,000, which represented 18.81% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

The Income Fund of America — Page 42 of 43

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
Dev. = Development
Econ. = Economic
Facs. = Facilities
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-006-0618O-S60637	The Income Fund of America — Page 43 of 43

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Donald H. Rolfe
Donald H. Rolfe, Vice President and Principal Executive Officer

Date: June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolf
Donald H. Rolfe, Vice President and Principal Executive Officer

Date: June 28, 2018

By /s/ Hong T. Le
Hong T. Le, Treasurer and Principal Financial Officer

Date: June 28, 2018